                          1933 Act Registration No.  2-65182
                         1940 Act Registration No. 811-02943
       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 1, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No.
                                                   ------
                      Post-Effective Amendment No.   26
                                                   ------
                                        AND/OR

                           REGISTRATION STATEMENT UNDER THE
                            INVESTMENT COMPANY ACT OF 1940
                               Amendment No.
                                             ------
                           (Check appropriate box or boxes)

                            FORTIS MONEY PORTFOLIOS, INC.
                  (Exact Name of Registrant as Specified in Charter)

                                 500 Bielenberg Drive
                              Woodbury, Minnesota  55125
                 (Address of Principal Executive Offices, Zip Code)

                                   (651) 738-4000
                (Registrant's Telephone Number, including Area Code)

                               Scott R. Plummer, Esq.
                                500 Bielenberg Drive
                             Woodbury, Minnesota  55125
                      (Name and Address of Agent for Service)

                                      COPY TO:
                            Kathleen L. Prudhomme, Esq.
                                Dorsey & Whitney LLP
                               220 South Sixth Street
                         Minneapolis, Minnesota  55402-1498

It is proposed that this filing will become effective (check appropriate box):

          immediately upon filing pursuant to paragraph (b) of Rule 485
     ---
      X   on February 1, 1999 pursuant to paragraph (b) of Rule 485
     ---
          75 days after filing pursuant to paragraph (a) of Rule 485
     ---
          on (specify date) pursuant to paragraph (a) of Rule 485
     ---
          60 days after filing pursuant to paragraph (a) of Rule 485
     ---

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--------------------------------------------------------------------------------

                                                                      [LOGO]
                                                                      FORTIS
                                          Solid partners, flexible solutions-SM-

Fortis Money Fund Prospectus

                                                          Dated February 1, 1999





AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF
THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY STATEMENT TO THE
CONTRARY IS A CRIMINAL OFFENSE.


--------------------------------------------------------------------------------


MAILING ADDRESS:
P.O. Box 64284
St. Paul, Minnesota 55164-0284

STREET ADDRESS:
500 Bielenberg Drive
Woodbury, Minnesota 55125-1400

TELEPHONE: (651) 738-4000
TOLL FREE: (800) 800-2000, extension 3012

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                                                                             PAGE
The Fund................................................................................................           1

Shareholder Information
  Choosing a Share Class................................................................................           4
  Determining Your Purchase Price.......................................................................           5
  How to Buy Shares.....................................................................................           6
  How to Sell Shares....................................................................................           7
  Dividend Distributions................................................................................          10
  Tax Considerations....................................................................................          11
  Shareholder Inquiries.................................................................................          11

Fund Management.........................................................................................          11

More Information on the Fund............................................................................          12
  Investment Strategies.................................................................................          12
  Year 2000 Issues......................................................................................          12

Financial Highlights....................................................................................          13

THE FUND
-------------------------------------------------------------------

This section briefly describes the objective, principal investment strategies and principal risks of Money Fund (the "Fund"). The Fund is a money market fund which seeks to maintain a net asset value of $1.00 per share. This section also provides you with information on Fund expenses and on how the Fund has performed. For further information, please read the section entitled "More Information on the Fund."

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

MONEY FUND

OBJECTIVE

Money Fund's objective is to maximize current income to the extent consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

Money Fund pursues its objective by investing in high quality, short-term debt obligations including:

    - commercial paper;

    - obligations of United States, Canadian-chartered and foreign banks having total assets in excess of one billion dollars, all of which are U.S. dollar denominated (including certificates of deposits, letters of credit and bankers' acceptances);

    - obligations issued or guaranteed by the United States Government, its agencies or instrumentalities;

    - other corporate debt obligations; and

    - repurchase agreements in connection with the above obligations.

PRINCIPAL RISKS

Money Fund's yield will change daily because of changes in interest rates and other factors. The principal risks of investing in Money Fund include:

    - INTEREST RATE RISK. Although the Fund attempts to maintain the value of your investment at $1.00 per share, a major rise in interest rates could cause the value of your investment to decline.

    - CREDIT OR DEFAULT RISK. If a bond issuer's credit quality declines or its credit agency ratings are downgraded, there may be a resulting decline in the bond's price. If credit quality deteriorates to the point of possible or actual default (inability to pay interest or repay principal on a timely basis), the bond's market value could decline precipitously. Either of these events could cause the value of your investment to decline below $1.00 per share.

    - INCOME RISK. Income risk is the potential for a decline in the Fund's income due to falling interest rates.

    - MANAGEMENT RISK. The Fund is actively managed by professionals with extensive money management experience and expertise. The performance of the Fund will reflect in part the ability of Advisers to select securities which are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives or the market generally.

    - FOREIGN INVESTMENT RISKS. The Fund's investment in foreign securities involves risks not typically associated with U.S. investing. Risks of foreign investing include limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

FUND PERFORMANCE

The bar chart and table below provide you with information on Money Fund's volatility and performance. The bar charts show you how performance of the Fund's Class A shares has varied from year to year. The performance of other classes of shares will differ due to differences in expenses. Remember, how the Fund has performed in the past is not necessarily an indication of how it will perform in the future.

                   ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989           8.59%
1990           7.71%
1991           5.59%
1992           3.06%
1993           2.29%
1994           3.45%
1995           5.17%
1996           4.68%
1997           4.78%
1998           4.82%

BEST QUARTER:      2.19%  (Quarter ending June 30, 1989)
WORST QUARTER:     0.54%  (Quarter ending September 30, 1993)

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98

                                                                                                                TEN YEARS
                                                                                                                OR SINCE
                                                                                   ONE YEAR     FIVE YEARS     INCEPTION*
                                                                                  -----------  -------------  -------------
Class A Shares..................................................................        4.82%         4.58%          5.00%
Class B Shares**................................................................        0.38%       N/A              3.75%
Class H Shares**................................................................        0.39%       N/A              3.76%
Class C Shares**................................................................        3.06%       N/A              4.49%

        * Ten years for Class A shares; since inception on October 9, 1995 for Class B shares; on June 14, 1995 for Class C shares; and on March 16, 1995 for Class H shares.

       ** With CDSC. Assumes redemption on December 31, 1998.

       SEVEN-DAY YIELD FOR PERIOD ENDING 12/31/98:  4.32%

       You can obtain the Fund's current yield by calling 1-800-800-2000, extension 3012.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of Money Fund. Shareholder fees are fees paid directly from your investment. Annual fund operating expenses are deducted from Fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1998.

                                                    CLASS B
                                       CLASS A       AND H        CLASS C
                                       SHARES        SHARES        SHARES
                                     -----------  ------------  ------------
SHAREHOLDER FEES
  Maximum Sales Charge (Load)
   Imposed on Purchases (as a
   percentage of offering price)...         None        None            None
  Maximum Deferred Sales Charge
   (Load) (as a percentage of
   original purchase price or
   redemption proceeds, whichever
   is less)........................         None         4.00 %        1.00 %

ANNUAL FUND OPERATING EXPENSES
  (as a % of average net assets)
  Management Fees..................        0.40 %        0.40 %        0.40 %
  Distribution and/or Service
   (12b-1) Fees....................        0.20 %        1.00 %        1.00 %
  Other Expenses...................        0.26 %        0.26 %        0.26 %
  Total Annual Fund Operating
   Expenses........................        0.86 %        1.66 %        1.66 %

EXAMPLE. This example is intended to help you compare the cost of investing in the different share classes of Money Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                 CLASS B/H                  CLASS C
                                                  SHARES                    SHARES
                                                 ASSUMING     CLASS B/H    ASSUMING      CLASS C
                                                REDEMPTION     SHARES     REDEMPTION     SHARES
                                      CLASS A    AT END OF   ASSUMING NO   AT END OF   ASSUMING NO
                                      SHARES    EACH PERIOD  REDEMPTION   EACH PERIOD  REDEMPTION
                                     ---------  -----------  -----------  -----------  -----------
1 year.............................  $      88   $     529    $     169    $     269    $     169
3 years............................        274         793          523          523          523
5 years............................        477       1,082          902          902          902
10 years...........................      1,061       1,752        1,752        1,965        1,965

SHAREHOLDER INFORMATION
-------------------------------------------------------------------

CHOOSING A SHARE CLASS

The Fund offers you a choice among multiple classes of shares with different sales charges and expenses. Any new purchases you make must be made into Class
A. Class B, Class H and Class C shares are available only in exchange for the same class of shares of another Fortis Fund. Here is a brief summary of the different share classes offered by the Fund:

CLASS A SHARES

    - Your purchase of shares in Money Fund must be made into Class A.

    - There is no sales charge when you purchase or redeem your shares.

    - Shares are subject to an annual Rule 12b-1 fee equal to .20% of the Fund's average daily net assets.

    - Because Rule 12b-1 fees for Class A shares are lower than the Rule 12b-1 fees for the other classes, Class A shares have lower expenses and pay higher dividends than Class B, Class H or Class C shares.

CLASS B AND CLASS H SHARES--EXCHANGES FROM OTHER FORTIS FUNDS' CLASS B OR H
SHARES

    - You do not pay a sales charge at the time of the exchange from another Fortis Fund.

    - Shares are subject to a contingent deferred sales charge (CDSC) if redeemed within six years of the date you purchased the original Fortis Fund shares. The CDSC is 4% during the first two years after purchase, and declines thereafter to as low as 1% during the sixth year after purchase. Shares are not subject to a CDSC after the sixth year.

    - Shares are subject to an annual Rule 12b-1 fee equal to 1.00% of average daily net assets.

    - Eight years after your purchase of the original Fortis Fund shares, Money Fund shares automatically convert to Class A shares at no charge to you, resulting in a lower Rule 12b-1 fee thereafter.

    - Shares in these classes have a higher expense ratio and pay lower dividends than Class A shares due to the higher Rule 12b-1 fee.

    - The only difference between Class B and Class H shares is the amount of the concession paid to dealers. This difference does not affect you in any way.

CLASS C SHARES--EXCHANGES FROM OTHER FORTIS FUNDS' CLASS C SHARES

    - You do not pay any sales charge at the time of the exchange from another Fortis Fund.

    - Shares are subject to a contingent deferred sales charge of 1.00% if redeemed within one year of the date you purchased the original Fortis Fund shares.

    - Shares are subject to an annual Rule 12b-1 fee of 1.00% of average daily net assets.

    - Shares do not convert to Class A shares. However, the shares are subject to a lower contingent deferred sales charge than Class B or Class H shares and do not have to be held for as long a time (one year vs. six years) to avoid paying a contingent deferred sales charge.

    - Shares in this class have a higher expense ratio and pay lower dividends than Class A shares due to the higher Rule 12b-1 fee.

DETERMINING YOUR PURCHASE PRICE

NET ASSET VALUE OF FUND SHARES

Your purchase price is equal to the Fund's net asset value per share. The Fund's net asset value per share is determined as of the primary closing time for business on the New York Stock Exchange (the "Exchange") on each day the Exchange is open.

Your purchase price will be the next net asset value per share of the Fund calculated after your purchase order is accepted by Fortis Investors ("Investors' ), the Fund's underwriter. Orders generally must be received by Investors prior to the close of the Exchange to receive that day's price. If you purchase Fund shares through a broker-dealer other than Investors, your order must be received by your broker-dealer prior to the close of the Exchange. Investors will apply that day's price to the order if the broker-dealer places the order with Investors by the end of Investors' business day.

The Fund's net asset value per share is determined by dividing the value of the securities and other assets owned by the Fund, less all liabilities, by the number of the Fund's shares outstanding. The Fund expects that the net asset value per share will ordinarily be $1.00. The Fund's total assets are determined by valuing the portfolio securities at amortized cost. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold its portfolio.

CLASS A SHARES--NEW PURCHASES OR EXCHANGES FROM OTHER FORTIS FUNDS' CLASS A
SHARES

The purchase price of Class A shares is equal to the next net asset value per share calculated after receipt of your purchase order.

CLASS B AND H SHARES--EXCHANGES FROM OTHER FORTIS FUNDS' CLASS B OR H SHARES

Class B and Class H shares are available only in exchange for Class B or Class H shares of another Fortis Fund. As with Class A shares, the purchase price of Class B and Class H shares is their net asset value. If you redeem shares within six years of the date you purchased the original Fortis Fund shares, a contingent deferred sales charge will be imposed at the following rates. For additional information, see "How to Sell Shares--Contingent Deferred Sales Charge."

YEAR SINCE PURCHASE OF
 ORIGINAL FORTIS FUND      CONTINGENT DEFERRED
        SHARES                SALES CHARGE
-----------------------  -----------------------

First..................           4.00%
Second.................           4.00%
Third..................           3.00%
Fourth.................           3.00%
Fifth..................           2.00%
Sixth..................           1.00%
Seventh................           None
Eighth.................           None

Investors receives the CDSC, in part to defray expenses incurred in selling Class B and Class H shares. Investors pays broker-dealers who sell Class B shares a concession equal to 4.00% of the amount invested and an annual fee of
 .25% of the average daily net assets of the Fund attributable to such shares. Broker-dealers who sell Class H shares are paid a concession of between 5.25% and 5.50% of the amount invested.

CONVERSION TO CLASS A SHARES. Class B and Class H shares (except for those purchased by reinvestment of dividends and other distributions) will automatically convert to Class A shares eight years after your purchase of the original Fortis Fund shares. When these shares convert to Class A, a proportionate amount of Class B and H shares in your account that were purchased through the reinvestment of dividends and other distributions will also convert to Class A.

CLASS C SHARES--EXCHANGES FROM OTHER FORTIS FUNDS' CLASS C SHARES

Class C shares are available only in exchange for Class C shares of another Fortis Fund. The purchase price of Class C shares is their net asset value. A CDSC of 1% will be imposed if you redeem your shares within one year of the date you purchased the original Fortis Fund shares. For additional information, see "How to Sell Shares--Contingent Deferred Sales Charge."

Investors receives the CDSC, in part to defray expenses incurred by Investors in selling Class C shares. Investors pays broker-dealers who sell Class C shares a concession equal to 1.00% of the amount invested and an annual fee of 1.00% of the amount invested that begins to accrue one year after the shares are sold.

RULE 12B-1 FEES

The Fund pays Investors Rule 12b-1 fees for the distribution and sale of its shares and for services provided to shareholders. These fees differ by class, as follows:

                                         RULE 12b-1 FEE
SHARE CLASS                      (AS A % OF AVERAGE NET ASSETS)
------------------------------  ---------------------------------

Class A.......................                0.20%
Class B and Class H...........                1.00%
Class C.......................                1.00%

These fees are paid out of the Fund's assets on an ongoing basis. Rule 12b-1 fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

HOW TO BUY SHARES

You may become a shareholder in the Fund with an initial investment of $500 or more. If you invest under the "Systematic Investment Plan," the minimum initial investment is $25 for the "Pre-Authorized Check Plan" and $50 for any other Systematic Investment Plan (except for telephone or wire orders).

The minimum subsequent investment is $50 for investments by mail ($25 for the Pre-Authorized Check Plan) and $500 for investments by wire.

The Fund may reject any purchase order or restrict purchases at any time.

INVESTING BY WIRE

If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares ($500 minimum) by requesting your bank to transmit immediately available funds (Federal Funds) by wire to:

    U.S. Bank National Association
    ABA #091000022, credit account no: 1-702-2514-1341
    Fortis Funds Purchase Account
    For further credit to: (your name)
    Fortis Account NBR (your account number)

Before making an initial investment by wire, your broker-dealer must telephone Investors at the number on the cover page of this Prospectus to open your account and obtain your account number. You must promptly send your Account Application which accompanies this Prospectus to Investors at "CM-9614, St. Paul, MN 55170-9614." You may make additional investments by wire at any time even if your initial investment was by mail. Your bank should transmit Federal Funds using the instructions above.

INVESTING BY MAIL

You should complete and sign the Account Application which accompanies this Prospectus. Please make your check or other negotiable bank draft payable to Fortis Funds and mail it with your Application to "CM-9614, St. Paul, MN 55170-9614."

You may make additional purchases at any time by mailing a check or other negotiable bank draft along with your confirmation stub. Be sure to identify the account to which any such purchase is to be credited by specifying the name(s) of the registered owner(s) and the account number.

SPECIAL PURCHASE PLANS

TAX SHELTERED RETIREMENT PLANS. Individual Retirement Accounts ("IRAs"), Self-Employed, Pension, Profit Sharing, and 403(b) accounts are available.

GIFTS OR TRANSFERS TO MINOR CHILDREN. Adults can make an irrevocable gift or transfer of Fund shares in an account established for a minor.

SYSTEMATIC INVESTMENT PLAN. You may have $25 or more automatically withdrawn each month from your checking account (see the Systematic Investment Plan Authorization Agreement in the Account Application). Advisers may elect to send confirmations for purchases made under a Systematic Investment Plan quarterly, rather than following each transaction.

EXCHANGE PRIVILEGE

Class A shares of the Fund may be exchanged for shares of any class of another Fortis Fund, unless your Class A Fund shares were originally issued in exchange for shares of a Fortis Fund that were subject to a sales charge. In that case, your Fund shares may be exchanged only for Class A shares of the other Fortis Fund, and the exchange will not be subject to a sales charge. In all other cases, if you exchange your Class A Fund shares for Class A shares of another Fortis Fund, that fund's sales charge must be paid. If you exchange your Class A Fund shares for another class of another Fortis Fund, the shares cannot later be exchanged back into Class A shares of the Fund. Class B, H and C Fund shares may be exchanged for shares of the same class of other Fortis Funds. Shareholders of other Fortis Funds may transfer their shares for Fund shares of the same class. However, the shares of the Fund will remain subject to any contingent deferred sales charge that applied to the shares of the original Fortis Fund.

You may initiate an exchange by writing to or telephoning your broker-dealer, sales representative or the Fund. You may also use the automated Fortis Information Line for exchanges of $100 - $100,000. You may make a telephone exchange only if you have completed and returned the Telephone Exchange section of the Account Application. During times of chaotic economic or market circumstances, you may have difficulty reaching your broker-dealer, sales representative or the Fund by telephone. A telephone exchange may be difficult to implement at those times. (See "How to Sell Shares--By Phone").

Advisers has the right to change, terminate, impose charges on or restrict the frequency of exchanges. You will receive at least 30 days notice before any such change is made.

HOW TO SELL SHARES

You may sell your shares on any day when the Exchange is open. Your redemption price will be the net asset value of your shares, less any contingent deferred sales charge.

Employees of certain Texas public educational institutions who direct investment in Fund shares under their State of Texas Optional Retirement Plan generally must obtain the prior written consent of their authorized employer representative in order to redeem.

REDEEMING BY MAIL

If your redeem by mail, your redemption price will be based on the next net asset value of your shares which is determined after the Fund receives your written redemption request in proper form (and a properly endorsed stock certificate if one has been issued).

To redeem by mail, send a written request to Fortis Funds, P.O. Box 64284, St. Paul, MN 55164-0284.

Your request should include the following information:

    - name of Fund

    - account number

    - dollar amount or number of shares to be redeemed

    - name on the account

    - signatures of all registered account owners

If you hold certificates for your shares, they must be included with your request. You should send your certificates by certified mail. These certificates (and any stock powers included with your redemption request) must be endorsed and executed exactly as the Fund shares are registered.

No signature guarantee is required if you are the registered holder and the redemption proceeds are sent to your address on the Fund's records. A written redemption request requires a signature guarantee if:

    - the Fund does not have the signature of the registered holder on file and the redemption proceeds are greater than $25,000,

    - the redemption proceeds are paid to someone other than the registered holder, or

    - the redemption proceeds are sent to an address other than the address on the Fund's records.

You may obtain a signature guarantee from a bank, broker-dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association. A signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.

REDEEMING BY TELEPHONE

Your broker-dealer may place a redemption order by phone if it has a selling agreement with Investors. The proceeds will be released after the Fund receives appropriate written materials. If your broker-dealer receives your order prior to the close of the Exchange and places the order with Investors by the end of the business day, you will receive that day's price on the order. Some broker-dealers may charge a fee to process redemptions.

You may also redeem up to $25,000 by calling the Fund at (800) 800-2000, ext. 3012, provided that:

    - your account is not a tax-qualified plan,

    - the check is sent to the address on the Fund's records, and

    - you have not changed your address on the Fund's records for at least 30 days.

In addition, you may use the automated Fortis Information Line for redemptions of $500 - $25,000 on non-tax qualified accounts.

The telephone redemption procedure is automatically available. The Fund will employ reasonable procedures to confirm that telephone instructions are genuine. The Fund will not be responsible for any losses that may result from acting on telephone instructions that it reasonably believes to be genuine. The Fund's procedures will verify your address and social security number, tape record the telephone call and provide written confirmation of the transaction. The security measures for automated telephone redemptions using the Fortis Information Line involve use of a personal identification number and providing written confirmation of the transaction.

You may have difficulty reaching your broker-dealer, sales representative or the Fund by telephone during times of chaotic economic or market circumstances. If you are unable to reach the Fund or its agents by telephone, written instructions should be sent.

Advisers has the right to change, terminate or impose charges on the telephone redemption privilege. You will receive at least 30 days notice before any such change is made.

PAYMENT OF REDEMPTION PROCEEDS

Your redemption proceeds generally will be paid as soon as possible, but not later than three business days after receipt of a proper redemption request. If you redeem by wire and your redemption request is received before 3:00 p.m. Central Time, the redemption proceeds will be wired on the next business day. Otherwise the proceeds will be wired on the second business day following receipt of your redemption request. If you request that the redemption proceeds be wired to a bank that is not a member of the Federal Reserve System, be aware that this will cause a delay in your bank's receipt of the proceeds. Similarly if you redeem by telephone and your redemption request is received before 3:00 p.m. Central Time, a check will be mailed on the next business day. Otherwise a check will be mailed on the second business day following the telephone redemption.

If your shares were recently purchased with non-guaranteed funds, such as a personal check, the mailing or wiring of your redemption check may be delayed by up to fifteen days. If you wish to avoid this delay, you should consider the wire purchase method described under "How to Buy Shares."

You may request that the redemption proceeds be wired to the bank designated on your account application if:

    - your account is not a tax-qualified plan,

    - you redeem at least $1,000, and

    - you have completed the appropriate withdrawal information on the Account Application.

There is currently no charge to you for the wiring of redemption proceeds.

CHECK WITHDRAWAL OPTION

If your Money Fund account is not a tax-qualified plan, you may appoint the Fund, Advisers and U.S. Bank, National Association ("the Bank") as your agents, and may request on your Account Application that the Fund provide you with checks payable through the Bank. These checks may be made payable to the order of any person in any amount of $100 or more. You must sign each check as designated on the Account Application signature card. When a check is presented to the Bank for payment, the number of full and fractional shares required to cover the amount of the check will be redeemed from your account. You are entitled to distributions paid on your shares up to the time the check is presented to the Bank for payment.

If you recently purchased your shares with non-guaranteed funds (e.g., personal check), the processing of your check drawn on your Fund account may be delayed by up to fifteen days. You may not write a check for the entire value of your account or close your account by writing a check.

If the amount of the check is greater than the value of your Fund account, Advisers will return your check for insufficient funds and your account will be charged a $20 service fee.

INVOLUNTARY REDEMPTIONS

The Fund has the right to redeem accounts that fall below $500 as a result of selling or exchanging shares. If you actively participate in the Fund's Systematic Investment Plan your account will not be redeemed. Before redeeming your account, the Fund will mail you a notice of its intention to redeem and give you an opportunity to make an additional investment. If you do not make an additional investment within 60 days from the date the notice was mailed, your account will be redeemed.

SYSTEMATIC WITHDRAWAL PLAN

The Fund has a Systematic Withdrawal Plan, which provides for voluntary automatic withdrawals of at least $50 monthly, quarterly, semiannually or annually. Deferred sales charges may apply to monthly redemptions. Confirmations for redemptions made under the Systematic Withdrawal Plan may be sent to you quarterly, rather than after each transaction. For further information about the Systematic Withdrawal Plan, contact your broker-dealer or sales representative.

REINVESTMENT PRIVILEGE

If you redeem your shares, you may reinvest the proceeds within 60 days without payment of an additional sales charge. If the shares you redeemed were subject to a CDSC, that charge will be credited to your account. The reinvested shares will be subject to the same CDSC that would have applied to the original shares. For further information, contact your broker-dealer or sales representative.

CONTINGENT DEFERRED SALES CHARGES

If you redeem shares subject to a CDSC, your CDSC will be based on the value of your original Fortis Fund shares when they were purchased or on the value of your Fund at the time of sale, whichever is less. The CDSC does not apply to shares acquired by reinvesting income dividends or capital gain distributions.

Unless instructed otherwise, the Fund will redeem shares in the following order:

    - Shares not subject to a CDSC and having a higher Rule 12b-1 fee will be redeemed first.

    - Shares not subject to a CDSC and having a lower Rule 12b-1 fee will be redeemed next.

    - Shares subject to a CDSC then will be redeemed in the order purchased.

A CDSC is not imposed:

    - When the Fund exercises its right to liquidate accounts which are less than the minimum account size,

    - When shares are redeemed because of a shareholder's death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code (if satisfactory evidence is provided to the Fund),

    - With respect to Class B and H shares only, to an amount that represents, on an annual (non-cumulative) basis, up to 10% of the amount (at the time of the investment) of the shareholder's purchases, or

    - With respect to Class B, H, and C shares, to qualified plan benefit distributions due to the participant's separation from service, loans or financial hardship (excluding IRAs, SEPs, and 403(b), 457, and Fortis KEY plans) upon the Fund's receipt from the plan's administrator or trustee of written instructions detailing the reason for the distribution.

If a you exchange shares subject to a CDSC for shares of a different Fortis Fund, the transaction is not be subject to a CDSC. However, when you redeem the shares acquired through the exchange, you will be treated as if no exchange took place for the purpose of determining the CDSC.

DIVIDEND DISTRIBUTIONS

On each day the Exchange is open, the Fund declares a dividend of all its net income to shareholders of record as of 3:00 p.m., Central Time, the preceding business day. Dividends will be reinvested in additional Fund shares of the same class. However, you may request that dividends be sent to you in cash or reinvested (at net asset value) in shares of the same class of another Fortis Fund.

Dividends begin to accrue the next business day after you become a shareholder. Dividends are reinvested monthly on the last business day of each month. If your dividends are reinvested in another Fortis Fund, processing normally takes one business day. If you elect cash payment, a check will be mailed within three business days after the end of the month. If you withdraw your entire account, all dividends accrued will be paid at that time.

If you receive dividends in cash, you will receive a monthly confirmation statement. If your dividends are reinvested, you will receive a quarterly confirmation statement.

TAX CONSIDERATIONS

Dividends generally are taxable to you as ordinary income, whether you are paid in cash or reinvest the dividends. However, because everyone's tax situation is unique, be sure to consult with your tax adviser.

Information about the tax status of each year's distributions will be mailed annually.

SHAREHOLDER INQUIRIES

You should direct your inquiries to your broker-dealer or sales representative or to the Fund at the telephone number or mailing address listed on the cover of this Prospectus. A $10 fee will be charged for copies of Annual Account Summaries older than the preceding year.

FUND MANAGEMENT
-------------------------------------------------------------------

INVESTMENT ADVISER

Fortis Advisers, Inc. ("Advisers") is the investment adviser for the Fund. Advisers also serves as the Fund's transfer agent and dividend agent. Advisers has been managing investment company portfolios since 1949. In addition to providing investment advice, Advisers is responsible for managing the Fund's business affairs, subject to the overall authority of the Board of Directors. Advisers' address is that of the Fund.

The Fund pays Advisers a monthly fee for providing investment advisory services. During its most recent fiscal year, the Fund paid Advisers a monthly fee at an annual rate of .40% of average daily net assets.

MORE INFORMATION ON THE FUND
-------------------------------------------------------------------

INVESTMENT STRATEGIES

The principal investment strategies of the Fund are described above under "The Fund." These are the strategies that Advisers believes are most likely to be important in trying to achieve the Fund's objective. Of course, there is no guarantee that the Fund will achieve its objective. You should be aware that the Fund may also use strategies and invest in securities that are not described below, but are described in the Statement of Additional Information.

The Fund complies with Securities and Exchange Commission regulations that apply to money market funds. These regulations require that the Fund's investments mature within 397 days from the date of purchase, and that the average maturity of the Fund's investments (on a dollar-weighted basis) be 90 days or less. The Fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the Fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the Fund's investments must be in U.S. dollar-denominated high-quality securities which have been determined by Advisers to present minimal credit risks.

YEAR 2000 ISSUES

Like other mutual funds and financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Fund, Advisers and other service providers and entities with computer systems that are linked to the Fund's records do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund and Advisers and its affiliates are taking steps that they believe are reasonably designed to address year 2000 issues with respect to the computer systems they use and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, the prices of securities in which the Fund invests could be adversely affected by Year 2000 problems experienced by the issuers of those securities.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------

The tables that follow present performance information about each class of shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Some of this information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned or lost on an investment in a class of the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

-----------------------------------------------------------------------------------------------------------------------------
                                                                        CLASS A                               CLASS B
                                                    ------------------------------------------------  -----------------------
                                                                            YEAR ENDED SEPTEMBER 30,
                                                    -------------------------------------------------------------------------
                                                      1998      1997      1996      1995      1994    1998   1997    1996+++
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............     $1.00     $1.00     $1.00     $1.00     $1.00  $1.00  $1.00   $1.00
-----------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income - net.........................       .05       .05       .05       .05       .03    .04    .04     .04
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net....................      (.05)     (.05)     (.05)     (.05)     (.03)  (.04)  (.04)   (.04)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period....................     $1.00     $1.00     $1.00     $1.00     $1.00  $1.00  $1.00   $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return @....................................      4.88%     4.74%     4.74%     5.03%     2.92%  4.06%  3.97%   4.11%
Net assets end of period (000s omitted)...........  $156,623  $126,547  $120,375  $105,472  $105,659  $ 305  $  55   $  28
Ratio of expenses to average daily net assets.....       .86%      .88%      .91%      .91%      .88%  1.66%  1.68%   1.71%*
Ratio of net investment income to average daily
 net assets.......................................      4.77%     4.64%     4.67%     4.91%     2.92%  4.00%  3.94%   3.99%*
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                 CLASS C                            CLASS H
                                                    ---------------------------------   -------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                    -------------------------------------------------------------------
                                                     1998    1997    1996    1995++      1998    1997    1996    1995+
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............   $1.00   $1.00   $1.00    $1.00      $1.00   $1.00   $1.00   $1.00
-----------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income - net.........................     .04     .04     .05      .01        .04     .04     .04     .02
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From investment income - net....................    (.04)   (.04)   (.05)    (.01)      (.04)   (.04)   (.04)   (.02)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period....................  $ 1.00  $ 1.00  $ 1.00   $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00
-----------------------------------------------------------------------------------------------------------------------
Total return @....................................    4.12%   4.45%   4.97%    1.33%      4.07%   4.06%   4.04%   2.52%
Net assets end of period (000s omitted)...........  $  714  $   10  $    1   $    9     $  550  $  627  $   60  $  122
Ratio of expenses to average daily net assets.....    1.66%   1.68%   1.46 (a)    1.71%*   1.66%   1.68%   1.71%   1.71%*
Ratio of net investment income to average daily
 net assets.......................................    4.08%   3.98%   4.33 (a)    4.46%*   3.96%   4.02%   4.03%   4.43%*
-----------------------------------------------------------------------------------------------------------------------

  * Annualized.

  + For the period from March 16, 1995 (date of first investment) to September
    30, 1995.

 ++ For the period from June 14, 1995 (date of first investment) to September
    30, 1995.

+++ For the perod from October 9, 1995 (date of first investment) to September
    30, 1996.

 @ These are the total returns during the periods, including reinvestment of all distributions.

 (a) Advisers has reimbured expenses for 12b-1 fees charged in excess of National Association of Securities Dealers limitations. For the year ending September 30, 1996, had the reimbursement not been made, ratios of expenses and net investment income to average daily net assets would have been 1.71% and 4.08% respectively, for Class C.

FORTIS BENEFITS INSURANCE COMPANY                                Mail to:                  FORTIS-SM-
Fortis Advisers, Inc. (fund management since 1949)               FORTIS MUTUAL FUNDS
Fortis Investors, Inc. (principal underwriter; member NASD,      CM-9614
SIPC)                                                            St. Paul, MN 55170-9614
Fortis Benefits Insurance Company & Fortis Insurance Company
(issuers of FFG's insurance products)
P.O. Box 64284, St. Paul, MN 55164-0284 (800) 800-2000
http://www.ffg.us.fortis.com

FORTIS MONEY FUND ACCOUNT APPLICATION
DO NOT USE TO OPEN A FORTIS IRA, SEP, 403(B).
Complete this application to open a new Fortis Money Fund account or to add services to an existing Fortis account. For personal service, please call your investment professional or Fortis customer service at 1-800-800-2000, extension 3012.

NEW DEPOSITS ARE AVAILABLE FOR CLASS A SHARES ONLY.

1. ACCOUNT INFORMATION

Please provide the information requested below:

/ /INDIVIDUAL: Please print your name, social security number, U.S. citizen status.

/ /JOINT TENANT: List all names, one social security number, one U.S. citizen status.

/ /UNIFORM GIFT/TRANSFER TO MINORS: Provide name of custodian (only one) and minor (only one), minor's social security number, minor's U.S. citizen status and date of birth of minor.

/ /TRUST: List trustee and trust title, including trust date, trust's taxpayer
   ID number. Also, include first and last page of trust document.

/ /CORPORATION, ASSOCIATION, PARTNERSHIP: Include full name, taxpayer ID number.
   Also include a photocopy of articles of incorporation, partnership agreement, etc.

/ /FORTIS KEY PLAN: Include social security number.

/ /QUALIFIED PLAN: Include name of plan and trustee, plan's taxpayer ID number.

/ /OTHER: ______________________________________________________________________

--------------------------------------------------------------
Owner (individual, first joint tenant, custodian, trustee) Please print.

-----------------------------------------------------------------------
Owner (second joint tenant, minor, trust name) Please print.

-----------------------------------------------------------------------
Additional information, if needed

-----------------------------------------------------------------------
Street address

-----------------------------------------------------------------------
City                                            State            Zip

-----------------------------------------------------------------------
Social security number (taxpayer ID)
Date of Trust (if applicable) __________________________________________________

----------------------------------  ----------------------------------
Daytime phone                       Date of birth
                                    (Uniform gift/transfer to minors)

Are you a U.S. citizen?  / / Yes   / / No
If no, country of permanent residence __________________________________________

2. TRANSFER ON DEATH

Please indicate the Primary Beneficiary with "PB" after the beneficiary(ies) name(s). Indicate Contingent Beneficiary with "CB." Indicate Lineal Descendant Per Stirpes with "LDPS" if you want ownership to pass to the legal heirs of the primary beneficiary in the event a designated beneficiary dies before the account owner.

TOD IS ONLY AVAILABLE FOR INDIVIDUAL AND JOINT TENANT (JTWROS) ACCOUNTS.

BENEFICIARY(IES):

---------------------------------------------   ----------------------
Name                                            Social security number

---------------------------------------------   ----------------------
Name                                            Social security number

---------------------------------------------   ----------------------
Name                                            Social security number

3. INVESTMENT ACCOUNT

/ /By mail. Enclosed is a check for $      payable to "Fortis Funds."

/ /By wire. An initial purchase of $      was wired

   on
  ----------------------------------------------------------
         Date

   by
  ----------------------------------------------------------
         Name of your bank

   to
  -----------------------------------------------------------
         Fortis account number

Before making an initial investment by wire, you must be assigned an account number by calling the telephone number on the cover page of this Prospectus. Then, have your local bank wire your funds to: US Bank National Association/ABA #091000022, credit account no: 1-702-2514-1341 Fortis Funds Purchase Account, for further credit to (your name), Fortis account number (your account number).

97841N -C- Fortis, 1/99       The Fortis logo and Fortis-SM- are servicemarks of
Fortis (NL) N.V. and Fortis (B).

4. SIGNATURE & CERTIFICATION

I HAVE RECEIVED AND READ THE FORTIS MONEY FUND PROSPECTUS AND UNDERSTAND THAT ITS TERMS ARE INCORPORATED BY REFERENCE INTO THIS APPLICATION. I AM OF LEGAL AGE AND LEGAL CAPACITY.

I understand that this application is subject to acceptance by Fortis Investors, Inc.

I certify, under penalties of perjury, that:

(1) The social security number or taxpayer ID number provided is correct; and (cross out the following if not true)

(2) that the IRS has never notified me that I am subject to 31% backup withholding, or has notified me that I am no longer subject to such backup withholding.

Each person signing on behalf of any entity represents that his or her actions are authorized. It is agreed that all Fortis Funds, Fortis Investors, Fortis Advisers and their officers, directors, agents and employees will not be liable for any loss, liability, damage or expense for relying upon this application or any instruction believed genuine.

IF YOU ARE NOT SIGNING AS AN INDIVIDUAL, STATE YOUR TITLE OR CAPACITY (INCLUDE APPROPRIATE DOCUMENTS VERIFYING YOUR CAPACITY).

AUTHORIZED SIGNATURE(S)

X
--------------------------------------------------------------
     Owner, custodian, trustee                                  Date

X
--------------------------------------------------------------
     Joint owner, trustee                                       Date

5. DEALER/REPRESENTATIVE INFORMATION

--------------------------------------------------------------
Representative's name (please print)

-----------------------------------------------------------------------
Name of broker/dealer

-----------------------------------------------------------------------
Branch office address

-----------------------------------------------------------------------
Representative's signature
-----------------------------------------------------------------------

Representative's number                 Representative's Phone Number

-----------------------------------------------------------------------
AUTHORIZED SIGNATURE OF BROKER/DEALER

6. DISTRIBUTION OPTIONS

If no option is selected, all distributions will be reinvested in the Fortis Money Fund.

/ /Dividends reinvested

/ /Dividends in cash (See section 8 for payment options.)

/ /Distributions into ANOTHER FORTIS FUND. (CLASS A SHARES ONLY)

________________________________________________________________________________
Name of fund             Fund/Account # (if existing account)

7. CHECK WITHDRAWAL OPTIONS

/ /I (we) hereby elect redemption by special check drawn against my (our) Fortis
   Money Fund Account. Please send forms of checks (minimum check: $100). Note:
   WHEN ELECTING CHECK WITHDRAWAL, BE SURE TO SIGN THE MONEY FUND SIGNATURE CARD. Checks are not available for non-corporate tax qualified plans.

CHECKING ACCOUNT SIGNATURE CARD

Please complete and sign                  -----------------------------
for redemption.                           Date

-----------------------------------------------------------------------
NAME(S) OF REGISTERED OWNER(S) OF SHARES OF FORTIS MONEY FUND.

-----------------------------------------------------------------------

All registered owner(s) of Fortis Money Fund shares named above must sign below. By signing this card the signatory(s) agree(s) to all of the terms and conditions set forth below.

--------------------------------------   -------------------------------
Signature                                Social security or tax ID number

--------------------------------------   -------------------------------

--------------------------------------   -------------------------------

/ /Check here if only one signature is required on checks.

TERMS AND CONDITIONS OF SIGNATURE CARD
1. REDEMPTION AUTHORIZATION: The signatory(s) whose signature(s) appear above, intending to be legally bound, hereby agree each with the other and with Fortis Money Fund, Inc. ("the Fund"), Fortis Advisers, Inc. ("Advisers"), and US Bank, National Association ("the Bank") that the Fund, Advisers, and the Bank are appointed agents for such person(s) and, as such agents, are directed to redeem shares of the Fund, registered in the name of such Signatory(s) upon receipt of, and in the amount of, checks drawn. The Fund or Advisers shall deposit the proceeds of such redemptions in said account or otherwise arrange for application of such proceeds to payments of said checks. Advisers is expressly authorized to commingle such proceeds in this account with the proceeds of the redemption of the shares of other stockholders of the Fund. The Signatory(s) understand that Advisers must also act as an agent for the Fund.

The Fund is expressly authorized to honor checks as redemption instructions hereunder without requiring signature guarantees, and Advisers, the Fund, and the Bank shall not be liable for any loss or liability resulting from the absence of any such guarantee, or from forgery and/or fraud. In this regard, I
(we) understand and agree that Advisers, the Fund, and the Bank can take only reasonable steps to prevent losses to me (us) due to forgery and/or any form of fraud and in no event will Advisers, the Fund, and/or the Bank incur any liability for

TERMS AND CONDITIONS OF SIGNATURE CARD, CONTINUED ON NEXT PAGE

97841N -C- Fortis, 1/99       The Fortis logo and Fortis-SM- are servicemarks of
Fortis (NL) N.V. and Fortis (B).

honoring or effecting redemptions reasonably believed to be genuine, or for returning or not paying checks which have not been accepted for any reason.

2. CHECK PAYMENT: The Signatory(s) authorizes and directs the Bank to pay each check presented hereunder, subject to all laws and relevant rules and regulations pertaining to

97841N -C- Fortis, 1/99       The Fortis logo and Fortis-SM- are servicemarks of
Fortis (NL) N.V. and Fortis (B).

checking accounts, including those of the Bank, the Fund, and/ or Advisers. In addition the Signatory(s) agree(s) that:

(a) No check shall be issued or honored, or any redemption effected, in an amount less than $100.

(b) No check shall be issued or honored, or redemption effected, for any amounts represented by shares for which certificates have been issued.

(c) No check shall be issued or honored, or redemption effected, if the amount of the check is greater than the value of the shares held in the shareholder's account. Also, if shares in the account were recently purchased with non-guaranteed funds (e.g., personal check), the processing of the check may be delayed by fifteen days.

(d) No check shall be honored unless the Fund has provided the Bank from the proceeds of redemption or otherwise, collected funds for the payment of such check.

(e) Checks issued hereunder cannot be cashed over the counter at the Bank; and

(f) Checks shall be subject to any further limitations set forth in the Prospectus issued by the Fund including without limitation any additions, amendments and supplements thereto.

3. DUAL OWNERSHIP: If more than one person is indicated as a registered owner of the shares of the Fund, as by joint ownership, ownership in common, or tenants by the entireties, then (a) each registered owner must sign this signature card,
(b) each registered owner must sign each check issued hereunder unless the parties have indicated on the face of this card that only one need sign, in which case the Bank is authorized to act upon such signature, and (c) each Signatory guarantees to Bank the genuineness and accuracy of the signature of the other Signatory(s).

4. CHARGES: Bank is authorized to redeem sufficient Fund shares from time to time, to cover the prevailing applicable charges on this account.

5. TERMINATION: The Bank, the Fund, and/or Advisers may at any time terminate this account, related share redemption service and Bank's agency for the Signatory(s) hereto without prior notice by Bank to any of the Signatory(s).

6. HEIRS AND ASSIGNS: These terms and conditions shall bind the respective heirs, executors, administrators and assigns of the Signatory(s).

7. CHANGES AND MODIFICATIONS: The above rules and regulations may be changed, modified, or terminated at any time upon notification mailed to the shareholder's address contained in the Fund's records.
8. WITHDRAWAL OPTIONS

A. CASH DIVIDENDS
PLEASE SEND THE PAYMENT TO:

/ /My bank. (Please complete bank information, section D, this page.)

/ /My address of record.

B. SYSTEMATIC WITHDRAWAL PLAN

Please consult your financial or tax adviser before electing a systematic withdrawal plan.
Please redeem shares from my Fortis ______________________________________ Fund, account number _______________________ in the amount of $______________________.
Effective payment date ____________________________ ____________________________
                      Month                Day

FREQUENCY:    / / Monthly                 / / Semi-Annually
              / / Quarterly               / / Annually

PLEASE SEND THE PAYMENT TO:

/ /My Bank. (Please complete Bank Information in Section D.)

/ /My address of record. (IF BANK OPTION IS NOT CHOSEN, CHECK WILL BE PROCESSED
   ON THE FIFTEENTH OF EVERY MONTH.)

8. WITHDRAWAL OPTIONS, continued

C. TELEPHONE OPTIONS

/ /TELEPHONE EXCHANGE. All exchanges must be into accounts having the identical registration-ownership. All authorized signatures listed in section 4 (or your registered representative with shareholder consent) can make telephone transfers.

/ /TELEPHONE REDEMPTION (NOT AVAILABLE FOR QUALIFIED PLANS) This option allows all authorized signatures in section 4 (or your registered representative with shareholder consent) to redeem.

PLEASE SEND THE PAYMENT TO:

/ /My bank. (Please complete bank information in section D below.)

/ /My address of record.

D. BANK INFORMATION

I request Fortis Financial Group (FFG) to pay sums due me by crediting my bank account in the form of electronic entries. This authorization will remain in effect until I notify FFG.

TYPE OF ACCOUNT:    / / Checking    / / Savings

Bank name ______________________________________________________________________

Address ________________________________________________________________________

City, State, Zip _______________________________________________________________

Name of bank account ___________________________________________________________

Bank account number ____________________________________________________________

Bank transit number ____________________________________________________________

Bank phone number ______________________________________________________________

ENCLOSE A VOIDED CHECK FROM YOUR BANK CHECKING ACCOUNT

9. SYSTEMATIC INVESTMENT PLAN

Complete the automated clearing house (ACH) authorization agreement form in the prospectus and attach a voided check from your bank checking account. These plans may be established for as little as $25.

OTHER SPECIAL INSTRUCTIONS

--------------------------------------------------------------

--------------------------------------------------------------

--------------------------------------------------------------

97841N -C- Fortis, 1/99       The Fortis logo and Fortis-SM- are servicemarks of
Fortis (NL) N.V. and Fortis (B).

--------------------------------------------------------------

97841N -C- Fortis, 1/99       The Fortis logo and Fortis-SM- are servicemarks of
Fortis (NL) N.V. and Fortis (B).

FORTIS BENEFITS INSURANCE COMPANY                                                       FORTIS-SM-
Fortis Advisers, Inc. (fund management since 1949)
Fortis Investors, Inc. (principal underwriter; member NASD, SIPC)
Fortis Benefits Insurance Company & Fortis Insurance Company
(issuers of FFG's insurance products)
P.O. Box 64284, St. Paul, MN 55164-0284 (800) 800-2000
http://www.ffg.us.fortis.com

FORTIS MUTUAL FUND AUTOMATED CLEARING
HOUSE (ACH) AUTHORIZATION AGREEMENT

Please complete each section below to establish ACH capability to your Fortis mutual fund account. For personal service, please call your investment professional or Fortis at (800) 800-2000, extension 3012. For investment options, complete sections 1, 2, 3, 5. For withdrawal, complete sections 1, 2, 4, 5.

1. FORTIS ACCOUNT INFORMATION

Account registration:
--------------------------------------------------------------
Owner (individual, first joint tenant, custodian, trustee)

-----------------------------------------------------------------------
Owner (second joint tenant, minor, trust name)

-----------------------------------------------------------------------
Additional information, if needed

-----------------------------------------------------------------------
Street address

-----------------------------------------------------------------------
City                                  State                 Zip

----------------------------------------------   -----------------------
Social security number (taxpayer I.D.)           Daytime phone

2. BANK/FINANCIAL INSTITUTION INFORMATION

PLAN TYPE:       / / New plan             / / Bank change
ACCOUNT TYPE:    / / Savings              / / Checking
                 (must attach a voided    (must attach a deposit
                 check)                   slip)

--------------------------------------------------------------------------------
Transit number

-----------------------------------------------------------------------
Bank account number

-----------------------------------------------------------------------
Account owner(s) (please print)

-----------------------------------------------------------------------
Depositor's daytime phone number

CLEARLY PRINT THE BANK/FINANCIAL INSTITUTION'S NAME AND ADDRESS BELOW:
-----------------------------------------------------------------------
-----------------------------------------------------------------------
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Signature of depositor                                      Date

-----------------------------------------------------------------------
Signature of joint-depositor                                Date

3. INVESTMENT OPTION(S)

I request Fortis Financial Group (FFG) to obtain payment of sums becoming due the company by charging my account in the form of electronic debit entries. I request and authorize the financial institution named to accept, honor and charge those entries to my account. Please allow days for collected funds to be available in your Fortis account.

A.               / /  Invest via Fortis Information Line by phone
                      (minimum $100, maximum $25,000)
                      Please allow up to four business days for deposits into Fortis funds. Transactions after 3:00 p.m. (CST) will be processed the following business day.
                      *Not available on tax qualified accounts such as IRA, SEP, SARSEP and KEY Plans.
B.               / /  Systematic investment plan: / / New plan / / Change plan
C.               / /  Beginning draft date: -----------------------------------

D.               / /  Account number: -------------------------------------

          Fund
                              Class              Amount
                             A B C H     $25.00 per fund minimum
                           -----------
                           / / / / / / / /
------------------------                ------------------------
                           / / / / / / / /
------------------------                ------------------------
                           / / / / / / / /
------------------------                ------------------------
                           / / / / / / / /
------------------------                ------------------------

4. WITHDRAWAL OPTION(S)

I request Fortis Financial Group (FFG) to pay sums due me by crediting my bank account in the form of electronic entries. I request and authorize the financial institution to accept, honor and credit those entries to my account. Withdrawal from Fortis Fund(s) requires account owner(s) signature(s) - see section 5

(Please consult your financial or tax adviser before electing a systematic withdrawal plan. For tax-qualified accounts, additional forms are required for distribution.)

A.               / /  Cash dividends
B.               / /  Redeem via Fortis Information Line by phone
                      (minimum $100, maximum $25,000)
                      Please allow up to four business days for withdrawal to credit your bank account. Transactions after 3:00 p.m.
                      (CST) will be processed the following business day.
                      *Not available on tax qualified accounts such as IRA, SEP, SARSEP and Key plans.
C.               / /  Systematic withdrawal plan: / / New plan / / Change plan
D.               / /  Beginning withdrawal date:
E.               / /  Account number: -------------------------------------

          Fund
                              Class              Amount
                             A B C H     $25.00 per fund minimum
                           -----------
                           / / / / / / / /
------------------------                ------------------------
                           / / / / / / / /
------------------------                ------------------------
                           / / / / / / / /
------------------------                ------------------------
                           / / / / / / / /
------------------------                ------------------------

5. SIGNATURES

Each person signing on behalf of any entity represents that his or her actions are authorized. It is agreed that all Fortis Funds, Fortis Investors, Fortis Advisers and their officers, directors, agents and employees will not be liable for any loss, liability, damage or expense for relying upon this application or any instruction believed genuine.

This authorization will remain in effect until I notify FFG. I hereby terminate any prior authorization of FFG to initiate charges to this account. I understand that any returned item or redemption of the entire account may result in termination of my automated clearing house agreement. This authorization will become effective upon acceptance by FFG at its home office.

Authorized signature(s)

X
------------------------------------------------------------
  Owner, custodian, trustee                         Date

X
------------------------------------------------------------
  Joint owner, trustee                               Date

98049 -C- Fortis, Inc. 1/99   The Fortis logo and Fortis-SM- are servicemarks of
Fortis (NL) N.V. and Fortis (B).

[LOGO]                                                       BULK RATE
FORTIS-SM-                                                  U.S. POSTAGE
                                                               PAID
FORTIS FINANCIAL GROUP:                                     Permit No, 3794
P.O. Box 64284                                              Minneapolis, MN
St. Paul, Minnesota 55164-0284






Prospectus
Dated February 1, 1999




More information about the Fund is available in the Fund's Statement of Additional Information (SAI) and annual and semiannual reports.

- STATEMENT OF ADDITIONAL INFORMATION. The SAI provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this Prospectus by reference, which means that it is legally considered part of this Prospectus.

- ANNUAL AND SEMIANNUAL REPORTS. Additional information about Fund's investments is available in the Fund's annual and semiannual reports to shareholders.

You can obtain a free copy of the Fund's SAI and/or free copies of the Fund's most recent annual or semiannual reports by calling (800) 800-2000, extension 3012. The material you request will be sent by first-class mail, or other means designed to ensure equally prompt delivery, within three business days of receipt of request.

You can also obtain copies by visiting the SEC's public reference room in Washington DC, or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington DC 20549-6009. For more information, call
(800) SEC-0330.

Information about the Fund is available on the Internet. Text-only versions of the Fund documents can be viewed online or downloaded from the SEC's Internet site at http://www.sec.gov.




SEC file numbers: 811-02943



[LOGO]   FORTIS-SM-


FORTIS FINANCIAL GROUP
Fortis Advisers, Inc. (fund management since 1949)
Fortis Investors, Inc. (principal underwriter; member NASD, SIPC)
Fortis Benefits Insurance Company & Fortis Insurance Company
(issuers of FFG's insurance products)
P.O. Box 64284 - St. Paul, MN 55164-0284 - (800) 800-2000
http://www.ffg.us.fortis.com



98301 -C-Fortis 11/98         The Fortis logo and Fortis-SM- are servicemarks of
                                                      Fortis AMEV and Fortis AG.

                                 FORTIS MONEY FUND
                     A SERIES OF FORTIS MONEY PORTFOLIOS, INC.

                        STATEMENT OF ADDITIONAL INFORMATION
                               DATED FEBRUARY 1, 1999


     This Statement of Additional Information is NOT a prospectus. Information from the Prospectus of Fortis Money Fund (the "Fund") dated February 1, 1999 is incorporated by reference into this Statement of Additional Information. A copy of that prospectus may be obtained from your broker-dealer or sales representative. The address of Fortis Investors, Inc. ("Investors") is P.O. Box 64284, St. Paul, Minnesota 55164. Telephone: (651) 738-4000. Toll Free (800) 800-2000 (x3012).

     No broker-dealer, sales representative, or other person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information, and if given or made, such information or representations must not be relied upon as having been authorized by the Fund or Investors. This Statement of Additional Information does not constitute an offer or solicitation by anyone in any state in which such offer or solicitation is not authorized, or in which the person making such offer or solicitation is not qualified to do so, or to any person to whom it is unlawful to make such offer or solicitation.

                                 TABLE OF CONTENTS

                                                                           Page

Fund History                                                                 3
Description of the Fund                                                      3
Investment Policies and Restrictions                                         3
Investment Practices and Risk Considerations                                 6
Management of the Fund                                                      10
Principal Holders of Securities                                             14
Investment Advisory and Other Services                                      15
Brokerage Allocation and Other Practices                                    18
Capital Stock                                                               21
Pricing of Shares                                                           21
Purchase of Shares                                                          23
Redemption of Shares                                                        24
Taxation                                                                    25
Underwriter and Distribution of Shares                                      26
Yield Information                                                           26
Financial Statements                                                        27
Other Service Providers                                                     27
Limitation of Director Liability                                            27
Additional Information                                                      28
Appendix A
     Glossary of Terms                                                      29
Appendix B
     Commercial Paper and Corporate Bond Ratings                            30

                                    FUND HISTORY

     Fortis Money Fund is currently the only series (portfolio) of Fortis Money Portfolios, Inc. ("Fortis Money") which was incorporated in Minnesota in 1979. The Fund commenced operations on November 2, 1979.

                              DESCRIPTION OF THE FUND

     Fortis Money is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as an open-end diversified management investment company. Fortis Money currently consists of one investment portfolio. As a fundamental policy, the Fund operates as a "diversified" investment company as defined under the 1940 Act, which means that it must meet the following requirements:

          At least 75% of the value of the Fund's total assets will be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     Fortis Money may establish other portfolios, each corresponding to a distinct investment portfolio and a distinct series of their common stock.

                        INVESTMENT POLICIES AND RESTRICTIONS

     The Fund has adopted certain investment restrictions together with its investment objective and policies, which cannot be changed without the approval of a majority of the Fund's shareholders. In this situation, majority means the lesser of (i) 67% of the Fund's outstanding shares present at a meeting of the holders if more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the Fund's outstanding shares.

     Any investment policy or restriction in the Prospectus or this Statement of Additional Information which involves a maximum percentage of securities or assets except those dealing with borrowing and illiquid securities, shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

INVESTMENT POLICIES

     As a fundamental policy, the Fund pursues its objective of maximum current income to the extent consistent with stability of principal by investing exclusively in the following types of money market instruments which mature in 397 days or less:
     (1) Obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities.

     (2) Obligations of: (a) domestic or Canadian chartered banks having total assets in excess of one billion dollars; and (b) foreign branches of domestic banks, and domestic branches of foreign banks, where the parent bank has total assets in excess of $1,000,000,000, or in foreign banks (or foreign branches of foreign banks) where such banks have total assets in excess of $1,000,000,000, or in other foreign issuers; provided, that no more than 49% of the Fund's total assets may be invested in foreign branches of domestic banks and domestic branches of foreign banks, foreign banks, foreign branches of foreign banks, and other foreign issuers, collectively. Such obligations may include, but are not limited to, certificates of deposit, letters of credit, and bankers' acceptances. For this purpose, "bank" includes commercial banks, savings banks, and savings and loan associations.
     (3) Obligations of other domestic issuers (which include, for example, commercial paper and other debt obligations) which meet the quality and other standards of Rule 2a-7 (or successors thereto) under the 1940 Act.
     (4) Repurchase agreements in connection with obligations which are suitable for investment under the categories set forth above.
     (5) The Fund may purchase obligations other than those listed above if the obligation is accompanied by a guarantee of principal and interest provided that the guarantee is that of a bank or other issuer whose certificates of deposit or debt obligations may be otherwise purchased by the Fund; such obligations and guarantees must be due within 397 days or less from the date of purchase.

     As a fundamental policy, the Fund will have at least 25% of its total assets invested collectively in U.S. dollar-denominated obligations of foreign branches of domestic banks, domestic branches of foreign banks, foreign banks, foreign branches of foreign banks, and other foreign issuers, except when a more defensive position is deemed warranted. No more than 49% of the Fund's total assets will be invested in these obligations.

     The Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends. The Fund may also trade to take advantage of what are believed to be disparities in yield relationships between different money market instruments. This procedure may increase or decrease the portfolio yield, depending upon management's ability to correctly time and execute such transactions. Since the Fund's assets will be invested in securities with short maturities and the Fund will manage its portfolio as described above, the Fund's portfolio of money market instruments will turn over several times a year. However, this does not generally increase the Fund's brokerage costs because brokerage commissions are not usually paid in connection with the purchase or sale of the instruments in which the Fund invests. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations so the Fund's portfolio turnover rate for reporting purposes will be zero. There are risks associated with investing in instruments in which the Fund will invest, including but not limited to, the possibility of price fluctuations due to changes in interest rates, credit-worthiness, domestic and foreign economic and political conditions.

INVESTMENT RESTRICTIONS

     The following investment restrictions are fundamental and may be changed only by the approval of shareholders. The Fund will not:

     (1) Purchase common stocks, preferred stocks, warrants, other equity securities, state bonds, municipal bonds or industrial revenue bonds (except through the purchase of debt obligations).
     (2) Concentrate more than 25% of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or obligations of domestic commercial banks. As to utility companies, gas, electric, water and telephone companies will be considered as separate industries. As to finance companies, the following categories will be considered as separate industries: (a) captive automobile finance, such as General Motors Acceptance Corp. and Ford Motor Credit Corp.;
          (b) captive equipment finance companies, such as Honeywell Finance Corporation and General Electric Credit Corp.; (c) captive retail finance companies, such as Macy Credit Corp. and Sears Roebuck Acceptance Corp.; (d) consumer loan companies, such as Beneficial Finance Corporation and Household Finance Corporation; (e) diversified finance companies, such as CIT Financial Corp., Commercial Credit Corporation, and Borg Warner Acceptance Corp.; and (f) captive oil finance companies, such as Shell Credit Inc., Mobil Oil Credit Corp., and Texaco Financial Services, Inc.
     (3) Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation. (Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years.)
     (4) Make loans to others (except through the purchase of money market instruments referred to under "Investment Objectives and Policies").
     (5) Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary. To do this the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. Interest paid on borrowed funds would decrease the net earnings of the Fund. The Fund will not borrow for leverage purposes.
     (6) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.
     (7)  Write, purchase or sell puts, calls or combinations thereof.
     (8) Purchase or retain the securities of any issuer if any of the officers or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.
     (9) Invest for the purpose of exercising control or management of another issuer.
     (10) Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.
     (11) Invest in interest in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.
     (12) Invest more than 5% of the value of its total assets in securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.
     (13) Underwrite securities issued by others, except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

     An investment restriction which may be changed without shareholder approval is that the Fund will not invest more than 10% of its net assets in illiquid securities.

                    INVESTMENT PRACTICES AND RISK CONSIDERATIONS

RULE 2a-7

     The Fund is subject to the requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 requires that all investments by the Fund be limited to U.S. dollar-denominated investments that: (1) present "minimal credit risks," and (2) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Ratings Services ("Standard & Poor's") or P-1 or P-2 by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of Advisers to determine that the Fund's investments present only minimal credit risks and are Eligible Securities. The Fund's Board of Directors has established written guidelines and procedures for Advisers and oversees Advisers' determination that the Fund's portfolio securities present only minimal credit risks and are Eligible Securities. Under Rule 2a-7, 95% of the assets of the Fund must be invested in Eligible Securities that are deemed First Tier Securities, which include, among others, securities rated by two NRSROs in the highest category (such as A-1 and P-1). Rule 2a-7 requires that (1) a fund may not invest more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not First Tier Securities) and (2) a fund's investment in Second Tier Securities of a single issuer may not exceed the greater of 1% of the fund's total assets or $1,000,000.

     Pursuant to Rule 2a-7, the Board of Directors has adopted certain "Investment Procedures and Standards." These impose certain additional limitations on permissible Fund investments, including, among others: (a) no obligations of banks will be purchased unless such banks have capital, surplus and undivided profits over $100 million, unless the Board expressly allows such investments; (b) no more than 10% of the Fund's total assets may be invested in obligations of Canadian chartered banks; (c) no more than 5% and 10% of the Fund's total assets may be invested in savings banks and savings and loan associations, respectively; (d) bank repurchase agreements will only be entered into with banks meeting certain criteria. These additional limitations may be modified at any time by the Board of Directors or its Executive Committee, when suitable investments are available which are considered to be consistent with the Fund's investment objective and policies and the conditions of Rule 2a-7 referred to above.

ILLIQUID SECURITIES

     The Fund may invest in illiquid securities, including "restricted" securities. For this purpose illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale and (ii) repurchase agreements not terminable within seven days. Commercial paper issued pursuant to the private placement exemption of Section 4(2) of the Securities Act of 1933 (the "1933 Act") and securities that are eligible for resale under Rule 144A under the 1933 Act that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid securities for this purpose. A restricted security is one which was originally sold in a private placement and was not registered with the Commission under the Securities Act of 1933 (the "1933 Act") and which is not free to be resold unless it is registered with the Commission or its sale is exempt from registration.

     The staff of the Securities and Exchange Commission has taken the position that the liquidity of securities in the portfolio of a fund offering redeemable securities is a question of fact for a board of directors of such a fund to determine, based upon a consideration by such board of the readily available trading markets and a review of any contractual restrictions. The SEC staff also acknowledges that, while such a board retains ultimate responsibility, it may delegate this function to the fund's investment adviser. Securities that have been determined to be liquid by the Board of Directors of Fortis Money, or by Advisers subject to the oversight of such Board of Directors, will not be subject to this limitation.

     The Board of Directors of Fortis Money has adopted procedures to determine the liquidity of certain securities, including commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act and securities that are eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act. Under these procedures, factors taken into account in determining the liquidity of a security include (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

     Section 4(2) commercial paper or a Rule 144A security that when purchased enjoyed a fair degree of marketability may subsequently become illiquid, thereby adversely affecting the liquidity of the Fund. With respect to Rule 144A securities, investing in such securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

     Illiquid securities may offer a higher yield than securities that are more readily marketable. The sale of illiquid securities, however, often requires more time and results in higher brokerage charges or dealer discounts or other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. The Fund may also be restricted in its ability to sell such securities at a time when it is advisable to do so. Illiquid securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

REPURCHASE AGREEMENTS

     The Fund may invest in repurchase agreements. A repurchase agreement is an instrument under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at a mutually agreed upon date, interest rate, and price. Generally, repurchase agreements are of short duration usually less than a week, but on occasion for longer periods.

     In investing in repurchase agreements, the Fund's risk is limited to the ability of such bank or securities dealer to pay the agreed upon amount at the maturity of the repurchase agreement. In the opinion of management, such risk is not material; if the other party defaults, the underlying security constitutes collateral for the obligation to pay although the Fund may incur certain delays in obtaining direct ownership of the collateral, plus costs in liquidating the collateral. In the event a bank or securities dealer defaults on the repurchase agreement, management believes that, barring extraordinary circumstances, the Fund will be entitled to sell the underlying securities or otherwise receive adequate protection (as defined in the federal Bankruptcy
Code) for its interest in such securities. To the extent that proceeds from any sale upon a default were less than the repurchase price, however, the Fund could suffer a loss. If the Fund owns underlying securities following a default on the repurchase agreement, the Fund will be subject to risk associated with changes in the market value of such securities. The Fund's custodian will hold the securities underlying any repurchase agreement or such securities may be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the Fund will promptly receive additional collateral (so the total collateral is in an amount at least equal to the repurchase price plus accrued interest)

VARIABLE AMOUNT MASTER DEMAND NOTES

     The Fund may invest in variable amount master demand notes. These instruments are short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Variable amount master demand notes allow the investment of fluctuating amounts by the Fund at varying market rates of interest pursuant to arrangements between the Fund and a financial institution which has lent money to a borrower. Variable amount master demand notes permit a series of short-term borrowings under a single note. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. Such notes provide that the interest rate on the amount outstanding varies on a daily basis depending upon a stated short-term interest rate barometer. Advisers will monitor the creditworthiness of the borrower throughout the term of the variable master demand note. It is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender shall not sell or otherwise transfer the note without the borrower's consent. Thus, variable amount master demand notes may under certain circumstances be deemed illiquid assets. However, such notes will not be considered illiquid where the Fund has a "same day withdrawal option," I.E., where it has the unconditional right to demand and receive payment in full of the principal amount then outstanding together with interest to the date of payment.

FOREIGN SECURITIES

     The Fund's portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies, or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other obligations issued by foreign issuers. As a result, the Fund will be subject to additional investment risks with respect to such securities. The Fund will give appropriate consideration to the following factors, among others.

     Foreign securities markets generally are not as developed or efficient as those in the United States. Volume and liquidity in foreign securities markets can be less than in the United States and, at times, volatility of price can be greater than in the United States. The issuers of some of these securities, such as bank obligations, may be subject to less stringent or different regulation than are U.S. issuers. In addition, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices, and requirements comparable to those applicable to U.S. issuers.

     Because evidences of ownership of such securities usually are held outside the United States, the Fund will be subject to additional risks which include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits, and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities or might restrict the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise.

     Furthermore, some of these securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment. Income earned or received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Advisers will attempt to minimize such taxes by timing of transactions and other strategies, but there can be no assurance that such efforts will be successful. All such taxes paid by the Fund will reduce its net income available for distribution to shareholders. Advisers will consider available yields, net of any required taxes, in selecting foreign securities.

                               MANAGEMENT OF THE FUND

     Under Minnesota law, the Board of Directors of Fortis Money has overall responsibility for managing it in good faith, in a manner reasonably believed to be in the best interests of the company and with the care an ordinarily prudent person would exercise in similar circumstances. This management may not be delegated. The Articles of Incorporation limit the liability of directors to the fullest extent permitted by law.

     The names, addresses, principal occupations and other affiliations of directors and executive officers of Fortis Money are listed below. Unless stated otherwise, all positions have been held at least five years. Each director and officer also serves as a director or officer of all investment companies managed by Advisers (the "Fund Complex"), with the exception of Mr. Jaffray and Ms. Shadko who are not directors of Fortis Series Fund, Inc. The Fund Complex currently consists of one closed-end and eight open-end investment companies.

                                      POSITION
                                        WITH
NAME AND ADDRESS             AGE      THE FUNDS    PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------             ----     ---------    -----------------------------------------
Richard W. Cutting           67       Director     Certified public accountant and financial
137 Chapin Parkway                                 consultant.
Buffalo, New York
Allen R. Freedman*           58       Director     Chairman, Chief Executive Officer and
One Chase Manhattan Plaza                          President of Fortis, Inc.; a Managing
New York, New York                                 Director of Fortis International, N. V.
Dr. Robert M. Gavin          58       Director     President, Cranbrook Education Community,
380 Lone Pine Road                                 Prior to July 1996, President Macalester
Bloomfield Hills,                                  College, St. Paul, MN.
Michigan
Benjamin S. Jaffray          68       Director     Chairman of the Sheffield Group, Ltd., a
4040 IDS Center                                    financial consulting group, Minneapolis,
Minneapolis, Minnesota                             MN.
Jean L. King                 54       Director     President, Communi-King, a communications
12 Evergreen Lane                                  consulting firm, St. Paul, MN.
St. Paul, Minnesota
Dean C. Kopperud *           46       President    Chief Executive Officer and a Director of
500 Bielenberg Drive                  and          Advisors, President and a Director of
Woodbury, Minnesota                   Director     Investors, President of Fortis Financial
                                                   Group, a Director of Fortis Benefits
                                                   Insurance Company and a Senior Vice
                                                   President of Time Insurance Company.
Edward M. Mahoney            68       Director     Retired; prior to December, 1994, Chairman
2760 Pheasant Road                                 and Chief Executive Officer and a Director
Excelsior, Minnesota                               of Advisers and Investors, Senior Vice
                                                   President and a Director of Fortis
                                                   Benefits Insurance Company, and Senior
                                                   Vice President of Time Insurance Company.
Robb L. Prince               57       Director     Financial and Employee Benefit Consultant;
5108 Duggan Plaza                                  prior to July, 1995, Vice President and
Edina, Minnesota                                   Treasurer, Jostens, Inc., a producer of
                                                   products and services for the youth,
                                                   education, sports award, and recognition
                                                   markets, Minneapolis, MN.
Leonard J. Santow            62       Director     Principal, Griggs & Santow, Incorporated,
75 Wall Street                                     economic and financial consultants, New
21st Floor                                         York, NY.
New York, New York
Noel S. Shadko               44       Director     Marketing Consultant; prior to May 1996,
1908 W. 49th Street                                Senior Vice President of Marketing &
Minneapolis, Minnesota                             Strategic Planning, Rollerblade, Inc.,
                                                   Minneapolis, MN.


Joseph M. Wikler             57       Director     Investment consultant and private
12520 Davan Drive                                  investor.
Silver Spring, Maryland
Gary N. Yalen                56       Vice         President and Chief Investment Officer of
One Chase Manhattan Plaza             President    Advisers (since 1995) New York, NY, and
New York, New York                                 Senior Vice President, Investments,
                                                   Fortis, Inc.; prior to 1996, President and
                                                   Chief Investment Officer, Fortis Asset
                                                   Management, a former division of Fortis,
                                                   Inc.
Howard G. Hudson             61       Vice         Executive Vice President and Head of Fixed
One Chase Manhattan Plaza             President    Income Investments of Advisers since 1995;
New York, New York                                 prior to 1996, Senior Vice President,
                                                   Fixed Income, Fortis Asset Management.
Lucinda S. Mezey             51       Vice         Executive Vice President and Head of
One Chase Manhattan Plaza             President    Equity Investments of Advisers since
New York, New York                                 October 1997; from 1995 to October 1997,
                                                   Chief Investment Officer, Alex Brown
                                                   Capital Advisory and Trust Co., Baltimore,
                                                   MD; and prior to 1995, Senior Vice
                                                   President and Head of Equity Investments,
                                                   PNC Bank, Philadelphia, PA.
James S. Byrd                47       Vice         Executive Vice President of Advisers since
90 South 7th Street                   President    1995; prior to 1995, Vice President of
Suite 5030,                                        Advisers and Investors.
Minneapolis, Minnesota
Nicholas L. M. de Peyster    32       Vice         Vice President of Advisers since 1995;
One Chase Manhattan Plaza             President    prior to 1996, Vice President, Equities,
New York, New York                                 Fortis Asset Management.
Diane M. Gotham              40       Vice         Vice President of Advisers since 1998;
90 South 7th Street                   President    from 1994 to 1998, securities analyst for
Suite 5030,                                        Advisers.
Minneapolis, Minnesota
Laura E. Granger             37       Vice         Vice President of Advisers since 1998;
One Chase Manhattan Plaza             President    from 1993 to 1998, portfolio manager,
New York, New York                                 General Motors Investment Management, New
                                                   York, NY.
Maroun M. Hayek              50       Vice         Vice President of Advisers; prior to
One Chase Manhattan Plaza             President    August 1996, Vice President, Fixed Income,
New York, New York                                 Fortis Asset Management.
Robert C. Lindberg           46       Vice         Vice President of Advisers since 1993.
One Chase Manhattan Plaza             President
New York, New York
Charles L. Mehlhouse         56       Vice         Vice President of Advisers since 1996;
One Chase Manhattan Plaza             President    prior to March 1996, Portfolio Manager to
New York, New York                                 Marshall & Ilsley Bank Corporation,
                                                   Milwaukee, WI.
Kevin J. Michels             47       Vice         Vice President of Advisers since 1995.
One Chase Manhattan Plaza             President    Prior to 1996, Vice President,
New York, New York                                 Administration, Fortis Asset Management.
Christopher J. Pagano        35       Vice         Vice President of Advisers since 1996;
One Chase Manhattan Plaza             President    prior to March 1996, Government Strategist
New York, New York                                 for Merrill Lynch, New York, N.Y.
Stephen M. Rickert           55       Vice         Vice President of Advisers since 1995;
One Chase Manhattan Plaza             President    from 1994 to 1996, Corporate Bond Analyst,
New York, New York                                 Fortis Asset Management.
Michael J. Romanowski        47       Vice         Vice President of Advisers since 1998;
One Chase Manhattan Plaza             President    from October 1995 to March 1998, Portfolio
New York, New York                                 Manager, Value Line, New York, NY; prior
                                                   to October 1995, securities analyst,
                                                   Conning & Co., Hartford, CT.
Ho Wang                      51       Vice         Vice President of Advisers since 1998;
One Chase Manhattan Plaza             President    from 1995 to 1998, senior securities
New York, New York                                 analyst, Lord, Abbett & Co., New York, NY;
                                                   prior to 1995, portfolio manager, New York
                                                   Life, New York, NY.
Christopher J. Woods         38       Vice         Vice President of Advisers since 1995;
One Chase Manhattan Plaza             President    prior to 1996, Vice President, Fixed
New York, New York                                 Income, Fortis Asset Management.
Robert W. Beltz, Jr.         49       Vice         Vice President - Securities Operations of
500 Bielenberg Drive                  President    Advisers and Investors.
Woodbury, Minnesota



Peggy E. Ettestad            41       Vice         Senior Vice President, Operations of
500 Bielenberg Drive                  President    Advisers; prior to March 1997, Vice
Woodbury, Minnesota                                President G.E. Capital Fleet Services,
                                                   Minneapolis, MN.
Tamara L. Fagely             40       Vice         Vice President of Advisers and Investors
500 Bielenberg Drive                  President    since 1998; prior thereto, Second Vice
Woodbury, Minnesota                   and          President of Advisers and Investors.
                                      Treasurer
Dickson Lewis                49       Vice         Senior Vice President, Marketing and Sales
500 Bielenberg Drive                  President    of Advisers; from 1993 to July 1997,
Woodbury, Minnesota                                President and Chief Executive Officer
                                                   Hedstrom/Blessing, Inc., a marketing
                                                   communications company, Minneapolis, MN.
David A. Peterson            56       Vice         Vice President and Assistant General
500 Bielenberg Drive                  President    Counsel, Fortis Benefits Insurance
Woodbury, Minnesota                                Company.
Scott R. Plummer             39       Vice         Vice President since 1998, Associate
500 Bielenberg Drive                  President    General Counsel since 1998 and Assistant
Woodbury, Minnesota                                Secretary of Advisers; prior thereto,
                                                   Second Vice President and Corporate
                                                   Counsel of Advisers.
Rhonda J. Schwartz           40       Vice         Senior Vice President and General Counsel
500 Bielenberg Drive                  President    of Advisers; Senior Vice President and
Woodbury, Minnesota                                General Counsel, Life and Investment
                                                   Products, Fortis Benefits Insurance
                                                   Company and Vice President and General
                                                   Counsel, Life and Investment Products,
                                                   Time Insurance Company; from 1993 to
                                                   January 1996, Vice President, General
                                                   Counsel, Fortis, Inc.
Melinda S. Urion             45       Vice         Since December 1997, Senior Vice President
500 Bielenberg Drive                  President    and Chief Financial Officer of Advisers.
Woodbury, Minnesota                                Prior to December 1997, Senior Vice
                                                   President of Finance and Chief Financial
                                                   Officer, American Express Financial
                                                   Corporation; prior to 1995, Corporate
                                                   Controller, American Express Financial
                                                   Corporation.
Michael J. Radmer            53       Secretary    Partner, Dorsey & Whitney LLP, the Fund's
220 South Sixth Street                             General Counsel.
Minneapolis, Minnesota

--------------------
* Mr. Kopperud is an "interested person" (as defined under the 1940 Act) of Advisers and Fortis Money because he holds certain positions including serving as Chief Executive Officer and a director of Advisers. Mr. Freedman is an "interested person" of Advisers and Fortis Money because he holds certain positions including serving as Chairman and Chief Executive Officer of Fortis, Inc., the parent company of Advisers.

     Each director who is not affiliated with Advisers or Investors receives a monthly fee of $100 from the Fund, $100 per meeting attended from the Fund, and $100 per committee meeting attended from the Fund (and reimbursement of travel expenses to attend meetings). Each such director also receives a monthly fee, a meeting fee and a committee meeting fee from each fund in the Fund Complex for which they are a director. The following table sets forth the aggregate compensation received by each director from Fortis Money during the fiscal year ended September 30, 1998, as well as the total compensation received by each director from the Fund and all other registered investment companies managed by Advisers during the calendar year ended December 31, 1998. Mr. Freedman and Mr. Kopperud, who are affiliated with Advisers and Investors, did not receive any compensation. No executive officer receives any compensation from the Funds. During the fiscal year ended September 30, 1998, the Fund paid $12,300 in legal fees and expenses to a law firm of which the Fund's Secretary is a partner.


                                COMPENSATION FROM         TOTAL COMPENSATION
          DIRECTOR                 FORTIS MONEY           FROM FUND COMPLEX*
          --------           ------------------------  -----------------------
Richard W. Cutting                    $1,800                   $30,200
Dr. Robert M. Gavin                   $1,800                   $29,200


Benjamin S. Jaffray                   $1,800                   $20,400
Jean L. King                          $1,800                   $30,200
Edward M. Mahoney                     $1,800                   $29,200
Robb L. Prince                        $1,800                   $29,200
Leonard J. Santow                     $1,700                   $29,050
Noel S. Shadko                        $1,800                   $20,400
Joseph M. Wikler                      $1,800                   $30,300

--------------------
* The Fund Complex consists of one closed-end and eight open-end investment companies managed by Advisers.

     Directors Gavin, Jaffray, Kopperud, Mahoney, Prince and Shadko are members of the Executive Committee of the Board of Directors. While the Executive Committee is authorized to act in the intervals between regular board meetings with full capacity and authority of the full Board of Directors, except as limited by law, it is expected that the Committee will meet at least twice a year.

                          PRINCIPAL HOLDERS OF SECURITIES

     As of January 15, 1999, no person owned of record or, to the Fund's knowledge, beneficially as much as 5% of the outstanding shares of any Class of Fund shares, except as follows:

     CLASS B -- Kermit and Peggy J. Douglas, 1913 Kiska Rd., Salem, VA (6%); David L.and Barbara K. Shaw, 1041 Lecuyer Dr., Stillwater, MN (6%); First Trust N.A., C/F Evelyn A. Parker IRA, PO Box 72, Pittsford, VT (7%); Ervin J. and Mary Jane Hammen, 1731 Sheehan Dr., Berthoud, CO (9%); David L. Shaw, Trustee FBO David L. Shaw Revocable Trust, 1041 Lecuyer Dr., Stillwater, MN (10%); Barbara
K. Shaw, Trustee FBO Barbara K. Shaw Revocable Trust, 1041 Lecuyer Dr., Stillwater, MN (13%) and The Shaw Family Foundation, 1041 Lecuyer Dr.,
Stillwater, MN (16%).   CLASS H -- First Trust N.A., C/F Steven L. Shrader IRA,
14704 107th Ave NE, Bothell, WA (6%); First Trust N.A., Trustee for The Thobe Group Profit Sharing Key Plan, 2727 Raintree Dr., Carrollton, TX (7%); William
R. and Julia K. Stephenson, 3301 E Superior St., Duluth, MN (8%) and First Trust N.A., C/F James R. Davis IRA, 11888 Winged Foot Terrace, Coral Springs, FL (8%). CLASS C -- GB Sales & Service, 39550 Schoolcraft Rd., Plymouth, MI (18%); J.C. Bradford and Co., Custodian FBO DCIP Limited Partners, 330 Commerce St., Nashville, TN (33%) and J.C. Bradford and Co., Custodian FBO RCIP Limited Partners, 330 Commerce St., Nashville, TN (34%).

     As of January 15, 1999, the directors and executive officers as a group beneficially owned less than 1% of the outstanding shares of each class of each Fund.

                       INVESTMENT ADVISORY AND OTHER SERVICES

GENERAL

     Fortis Advisers, Inc. ("Advisers") has been the investment adviser and manager of the Fund since inception. Fortis Investors, Inc. ("Investors") acts as the Fund's underwriter. Each acts pursuant to written agreements periodically approved by the directors or shareholders. The address of each is that of the Fund. As of December 31, 1998, Advisers managed thirty-three investment company portfolios with combined net assets of approximately $6.4 billion.

CONTROL AND MANAGEMENT OF ADVISERS AND INVESTORS

     Fortis, Inc. ("Fortis") owns 100% of the outstanding voting securities of Advisers, and Advisers owns all of the outstanding voting securities of Investors.

     Fortis, located in New York, New York, is a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations in the United States. Fortis is a part of a worldwide group of companies active in the fields of insurance, banking and investments. Fortis is jointly owned by Fortis (NL) N.V. of The Netherlands and Fortis (B) of Belgium.

     Fortis (NL) N.V. is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847. Fortis (B) is a diversified financial services company headquartered in Brussels, Belgium, where it insurance operations began in 1824. Fortis (NL) N.V. and Fortis (B) own a group of companies active in insurance, banking and financial services, and real estate development in The Netherlands, Belgium, the United States, Western Europe, and the Pacific Rim.

INVESTMENT ADVISORY AND MANAGEMENT AGREEMENTS

     Advisers act as investment adviser and manager of the Fund an Investment Advisory and Management Agreement (the "Agreement"). The Agreement will terminate automatically in the event of its assignment. In addition, the Agreement is terminable at any time, without penalty, by the Board of Directors or, by vote of a majority of the Fund's outstanding voting securities, on not more than 60 days' written notice to Advisers, and by Advisers on 60 days' notice to the Fund. Unless sooner terminated, the Agreement continues in effect only so long as such continuance is specifically approved at least annually by either the Board of Directors or by a vote of a majority of the outstanding voting securities of the Fund; provided that, in either event, such continuance is also approved by the vote of the majority of the directors who are not parties to such Agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval.

     The Agreement provides for a monthly investment advisory and management fee to be paid by the Fund at an annual rate of .60% on average daily net assets up to $500 million and .55% on average daily net assets in excess of $500 million. From the advisory fee, Advisers pays Investors on a monthly basis a distribution fee of .20% of the average daily net assets of the Fund. For more information, see "Distribution Plan" below.

     The Agreement requires the Fund to pay all its expenses which are not assumed by

Advisers and/or Investors. These expenses include, by way of example, but not by way of limitation, the fees and expenses of directors and officers who are not "affiliated persons" of Advisers, interest expenses, taxes, brokerage fees and commissions, fees and expenses of registering and qualifying the Fund and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and of printing and distributing prospectuses annually to existing shareholders, custodian charges, auditing and legal expenses, insurance expenses, association membership dues, and the expense of reports to shareholders, shareholders' meetings and proxy solicitations.

     Although investment decisions for the Fund are made independently from those of the other funds or private accounts managed by Advisers, sometimes the same security is suitable for more than one fund or account. If and when two or more funds or accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to each fund or account. The simultaneous purchase or sale of the same securities by the Fund and other funds or accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable by the Fund.

     The Fund paid advisory and management fees of $724,040 for the fiscal year ended September 30, 1996, $772,701 for the fiscal year ended September 30, 1997 and $853,729 for the fiscal year ended September 30, 1998.

EXPENSES

     Advisers bears the costs of acting as the Fund's transfer agent, registrar and dividend agent. Advisers also furnishes the Fund with all required management services, facilities, equipment, and personnel. Advisers or Investors also shall bear all promotional expenses in connection with the distribution of Fund shares, including paying for prospectuses and shareholder reports for new shareholders and the costs of sales literature.

DISTRIBUTION PLAN

     The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act.
Rule 12b-1 provides that any payments made by the Fund in connection with financing the distribution of its shares may only be made pursuant to a written plan describing all aspects of the proposed financing of distribution, and also requires that all agreements with any person relating to the implementation of the plan must be in writing. In addition, Rule 12b-1(b)(1) requires that such plan be approved by a majority of the Fund's outstanding shares, and Rule 12b-1(b)(2) requires that such plan, together with any related agreements, be approved by a vote of the Board of Directors who are not interested persons of the Fund and have no direct or indirect interest in the operation of the plan or in the agreements related to the plan, cast in person at a meeting called for the purpose of voting on such plan or agreement.

     Pursuant to the provisions of the Distribution Plan and pursuant to the terms of the Investment Advisory and Management Agreement, a portion of the Fund's advisory fee is paid by Advisers to Investors to compensate Investors for its expenses in connection with the sale and distribution of Fund shares and for ongoing servicing of accounts. From the advisory fee, Advisers pays Investors on a monthly basis a fee of .20% of the average daily net assets of the Fund. With respect to Class B, Class C and Class H shares, an additional .80% of the average daily net assets of each such class is paid by each such class to Investors on a monthly basis. Payments made under the Distribution Plan are not tied to actual expenses incurred by Investors and may exceed such expenses.

     A portion of the Fund's total fee is paid as a distribution fee and will be used by Investors to cover expenses that are primarily intended to result in, or that are primarily attributable to, the sale of shares of the Fund ("Distribution Fees"), and the remaining portion of the fee is paid as a shareholder servicing fee and will be used by Investors to provide compensation for ongoing servicing and/or maintenance of shareholder accounts ("Shareholder Servicing Fees"). For the Class A shares, the entire fee of .20% is designated as a Distribution Fee. For the Class B, Class C and Class H shares, Investors receives a total fee of 1.00% of the average daily net assets of each such class, of which .75% is designated as a Distribution Fee and .25% is designated as a Shareholder Servicing Fee.

     Distribution Fees under the Plan include, but are not limited to, initial and ongoing sales compensation (in addition to sales charges) paid to registered representatives of Investors and to other broker-dealers; expenses incurred in the printing of prospectuses, statements of additional information and reports used for sales purposes; expenses of preparation and distribution of sales literature; expenses of advertising of any type; an allocation of Investors' overhead; and payments to and expenses of persons who provide support services in connection with the distribution of Fund shares. Shareholder Servicing Fees include all expenses of Investors incurred in connection with providing administrative or accounting services to shareholders, including, but not limited to, an allocation of Investors' overhead and payments made to persons, including employees of Investors, who respond to inquiries of shareholders of the Fund regarding their ownership of shares or their accounts with the Fund, or who provide other administrative or accounting services not otherwise required to be provided by Advisers.

     From its advisory fee, the Fund paid Investors a distribution fee for Class A shares of $284,576 for the fiscal year ended September 30, 1998. The additional distribution fee paid by the Class B, Class C and Class H shares totaled $ 6,868. Listed below are the total distribution fees paid by the Fund and how those fees were used by Investors for the fiscal year ended September 30, 1998.

Advertising                                                           $   -0-
Printing and Mailing of Prospectuses to
   Other than Current Shareholders                                       27,540
Compensation to Underwriters                                            157,356
Compensation to Dealers                                                   -0-
Compensation to Sales Personnel                                           -0-
Interest, Carrying or Other Financing Charges                             -0-
Other (distribution-related compensation, sales
   literature, supplies, postage, toll-free phone)                      106,548
                                                                      ---------
TOTAL                                                                 $ 291,444

                      BROKERAGE ALLOCATION AND OTHER PRACTICES

     Advisers selects and (where applicable) negotiates commissions with broker-dealers who execute trades for each Fund. In selecting a broker-dealer to execute an equity trade, Advisers primarily considers whether the broker-dealer can provide best execution on the trade including best price for a security. Other factors that Advisers considers when selecting a broker-dealer for an equity trade include:

- competitive commissions commensurate with the value of research products and services provided to Advisers;
-    consistently good service quality;
-    adequate capital position;
-    broad market coverage;
-    continuous flow of information concerning bids and offers;
- the ability to complete, clear and settle trades in a timely and efficient manner;
-    capital usage;
-    specialized expertise;
-    access to new issues; and
-    the ability to handle large blocks of stock discreetly.

     For a Fund exclusively composed of debt, rather than equity securities, portfolio transactions are effected with dealers without the payment of brokerage commissions, but at net prices which usually include a spread or markup. The volume of business done with a broker-dealer for fixed income trades is based to a large extent on the availability and competitive price of the fixed income securities that fit the strategy of the fixed income portfolio. Best execution, the quality of research, making of secondary markets and other services are also determining factors for the allocation of business when buying and selling fixed income securities. If a broker-dealer charging a higher commission or offering a larger spread is more reliable or provides better execution than a broker-dealer charging a lower commission or offering a smaller spread, then Advisers may select the broker-dealer charging a higher commission or offering a larger spread for a particular equity or fixed income trade.

     Advisers may direct orders to broker-dealers who furnish research products and services to Advisers as long as the broker-dealers meet the selection criteria outlined above. The research products and services supplements Advisers' own research and enables Advisers to obtain the views and information of others prior to making investment decisions for the Funds. During fiscal year ended September 30, 1998, the Fund did not pay any commissions to broker-dealers who provided research products and services to Advisers. Advisers has not entered and will not enter into any agreement with a broker-dealer that would prevent Advisers from obtaining best execution on a trade.

     Advisers will authorize each Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if Advisers determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or Adviser's overall responsibilities with respect to the accounts to which Advisers exercises investment discretion. In 1998, the Funds generally paid higher commissions than those obtainable from other broker-dealers in return for research products and services.

     Advisers believes that most research services obtained by it generally benefit several or all of the investment companies, insurance company accounts and private accounts which it manages, as opposed to solely benefitting one specific managed fund or account. Such research services include advice, both directly and in writing, as to the value of the securities; the advisability of investing in, purchasing, or selling securities; the availability of securities, or purchasers or sellers of securities; and analysis and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. Examples of some of the research products and services that were furnished to Advisers in 1998 include:

-    hard copy securities research services;
-    securities research software database services;
-    electronic securities trading networks; and
- statistical services useful to mutual fund directors and account representatives in evaluating the relative performance of mutual fund portfolios.

     If a broker-dealer furnishes Advisers with non-research products and services, Advisers will pay the broker-dealer for such products and services. No client brokerage will be used to pay for non-research product and services.

     The Fund did not pay any brokerage commissions for the fiscal years ended September 30, 1996, 1997 or 1998.

      The Fund will not effect any brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with Advisers, unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund. No commissions were paid to any affiliate of Advisers during the fiscal years ended September 30, 1996, 1997 and 1998 for the Fund.

     From time to time, the Funds may acquire the securities of their regular brokers or dealers or parent companies of such brokers or dealers. During the fiscal year ended September 30, 1998, the Fund acquired the following securities of its regular brokers or dealers or parent companies of such brokers or dealers:


                                   Value of Securities
Name of Issuer                     Owned at Year End
--------------                     -------------------
American Express Credit Corp         $  6,730,774
Commercial Credit Co.                   6,947,013


Deutsche Morgan Grenfell, Inc.          5,979,078
Ford Motor Credit Corp.                 6,718,135
General Motors Acceptance Corp.         6,995,264
IBM Credit Corp.                        6,450,618
John Deere Credit                       6,888,082
Merrill Lynch & Co., Inc.               2,494,354
U.S. Bank (N.A.)                        6,060,000

     Advisers has developed written trade allocation procedures for its management of the securities trading activities of its clients. Advisers manages multiple portfolios, both public (mutual funds) and private. The purpose of the trade allocation procedures is to treat the portfolios fairly and reasonably in situations where the amount of a security that is available is insufficient to satisfy the volume or price requirements of each portfolio that is interested in purchasing that security. Generally, when the amount of securities available in a public offering or the secondary market is insufficient to satisfy the requirements for the interested portfolios, the procedures require a pro rata allocation based upon the amounts initially requested by each portfolio manager. In allocating trades made on combined basis, each participating portfolio will receive the same average price for the securities purchased or sold.

     Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the procedures provide for exceptions to allocate trades on a basis other than pro rata. Examples of where adjustments may be made include: (i) the cash position of the portfolios involved in the transaction; and (ii) the relative importance of the security to a portfolio in seeking to achieve its investment objective.

                                   CAPITAL STOCK

     The Fund's shares have a par value of $.01 per share and equal rights to share in dividends and assets. The shares possess no preemptive or conversion rights.

     The Fund currently offers its shares in four classes, each with different sales arrangements and bearing different expenses. Under Fortis Money's Articles of Incorporation, the Board of Directors is authorized to create new portfolios, each issuing its own series of shares, in addition to the Fund without the approval of the shareholders of the Fund. Each share of stock will have a pro rata interest in the assets of the Fortis Money portfolios to which the stock of that series relates, and will have no interest in the assets of any other Fortis Money portfolio. In the event of liquidation, each share of a Fortis Money portfolio would have the same rights to dividends and assets as every other share of that Fortis Money portfolio, except that, in the case of a series with more than one class of shares, such distributions will be adjusted to appropriately reflect any charges and expenses borne by each individual class.

     Fortis Money is not required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, a shareholder or shareholders holding three percent or more of the voting shares of Fortis Money may demand a regular meeting of shareholders by written notice of demand given to the chief executive officer or the chief financial officer of Fortis Money. Within ninety days after receipt of the demand, a regular meeting of shareholders must be held at Fortis Money's expense. Additionally, the 1940 Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.

     Cumulative voting is not authorized. This means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so, and in such event the holders of the remaining shares will be unable to elect any directors.

                                 PRICING OF SHARES

     The Fund values its portfolio securities at amortized cost in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in interest rates on the market value of the instrument and regardless of any unrealized capital gains or losses. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.
During periods of declining interest rates, the daily yield on shares of the Fund computed by dividing the annualized daily income of the Fund by the net asset value computed as described above may tend to be higher than a like computation made by the Fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its securities.

     Pursuant to Rule 2a-7, the Board of Directors has determined, in good faith based upon a full consideration of all material factors, that it is in the best interests of the Fund and its shareholders to maintain a stable net asset value per share by virtue of the amortized cost method of valuation. The Fund will continue to use this method only so long as the Board of Directors believes that it fairly reflects the market-based net asset value per share. In accordance with Rule 2a-7, the Board of Directors has undertaken, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the Fund's net asset value per share at a single value. These procedures include the periodic determination of any deviation of current net asset value per share, calculated using available market quotations, from the Fund's amortized cost price per share, the periodic review by the Board of the amount of any such deviation and the method used to calculate any such deviation, the maintenance of records of such determinations and the Board's review thereof, the prompt consideration by the Board if any such deviation exceeds 1/2 of 1%, and the taking of such remedial action by the Board as it deems appropriate where it believes the extent of any such deviation may result in material dilution or other unfair results to investors or existing shareholders. Such remedial action may include redemptions in kind, shortening the average portfolio maturity, withholding dividends or utilizing a net asset value per share as determined by using available market quotations. The Fund will, in further compliance with Rule 2a-7, maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value and not exceeding 90 days, will not purchase any instrument with a remaining maturity of greater than one year, will limit its portfolio investments to those U.S. dollar-denominated instruments which the Board determines present minimal credit risks and which are of high quality, and will record, maintain and preserve a written copy of the above-described procedures and a written record of the Board's considerations and actions taken in connection with the discharge of its above-described responsibilities.

     On September 30, 1998, the Fund's net asset values per share were calculated as follows:

CLASS A
     Net Assets ($156,622,549)     =    Net Asset Value per Share ($1.00)
     -------------------------
     Shares Outstanding (156,622,549)

CLASS B
     Net Assets ($304,510)         =    Net Asset Value per Share ($1.00)
     -------------------------
     Shares Outstanding (304,510)

CLASS C
     Net Assets ($714,291)         =    Net Asset Value per Share ($1.00)
     -------------------------
     Shares Outstanding (714,291)

CLASS H
     Net Assets ($549,984)         =    Net Asset Value per Share ($1.00)
     -------------------------
     Shares Outstanding (549,984)

     The primary close of trading of the New York Stock Exchange (the "Exchange") currently is 3:00 P.M. (Central Time), but this time may be changed. The offering price for purchase orders received in the office of the Fund after the beginning of each day the Exchange is open for trading is based on net asset value determined as of the primary closing time for business on the Exchange that day; the price in effect for orders received after such close is based on the net asset value as of such close of the Exchange on the next day the Exchange is open for trading. Net asset value is the value of the securities owned by the Fund, plus cash or other assets, less liabilities, divided by the number of Fund shares outstanding.

     Generally, the net asset value of the Fund's shares is determined on each day on which the Exchange is open for business. The Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, net asset value need not be determined (i) on days on which changes in the value of the Fund's portfolio securities will not materially affect the current net asset value of the Fund's shares; or (ii) on days during which no Fund shares are tendered for redemption and no orders to purchase or sell Fund shares are received by the Fund.

                                 PURCHASE OF SHARES

SPECIAL PURCHASE PLANS

     RETIREMENT PLANS. Individual taxpayers can defer taxes on current income by investing in tax qualified retirement plans established by their employer, such as a pension plan, profit-sharing plan and Section 403(b) plans, or in Individual Retirement Accounts (IRAs), including a traditional IRA, Roth IRA and Education IRA. If you are interested in a retirement plan account, you should contact Investors. Investing in a retirement plan involves a long-term commitment of assets and is subject to legal and tax requirements and restrictions. You should consult with your attorney or tax adviser prior to establishing such a plan.

     SYSTEMATIC INVESTMENT PLAN. The Systematic Investment Plan enables you to make regular purchases in amounts less than normally required.

     You have no obligation to invest regularly or to continue the Plan, which you may terminate at any time without penalty. Under the Plan, any distributions of income and realized capital gains will be reinvested in additional shares at net asset value unless you instruct Investors in writing to pay distributions in cash. Investors reserves the right to increase or decrease the amount required to open and continue a Plan, and to terminate any Plan after one year if the value of the amount invested is less than the amount indicated.

     EXCHANGE PRIVILEGE. Generally, you may exchange your shares for shares of any class of another Fortis Fund, subject to that Fund's sales charge. There is no exchange fee. The amount exchanged must meet the minimum purchase amount of the Fund being purchased. You should consider the investment objectives and policies of the other Fund prior to making such exchange.

     For Federal tax purposes, except where the transferring shareholder is a tax qualified plan, an exchange between funds is a taxable event that may result in a capital gain or loss. If you exchange your shares within 90 days of purchase, the sales charge on that purchase cannot be taken into account for determining your gain or loss on the sale of those shares to the extent that the sales charge that would have been applicable to the purchase of the later-acquired shares in the other fund is reduced because of the exchange privilege. However, the amount of the sales charge that may not be taken into account in determining your gain or loss on the sale of the first-acquired shares may be taken into account in determining gain or loss on the eventual sale or exchange of the later-acquired shares.

     GIFTS OR TRANSFERS TO MINOR CHILDREN. You may purchase Fund shares in an account established for a minor. This gift or transfer is registered in the name of the custodian for a minor under the Uniform Transfers to Minors Act (in some states the Uniform Gifts to Minors Act). Control of the Fund shares passes to the child upon reaching a specified age (either 18 or 21 years in most states).

                                REDEMPTION OF SHARES

     Redemption of shares, or payment, may be suspended at times (a) when the Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said Exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or during any other period when the Securities and Exchange Commission, by order, so permits; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.

SYSTEMATIC WITHDRAWAL PLAN

     You may open a "Systematic Withdrawal Plan" providing for withdrawals of $50 or more monthly, quarterly, semiannually or annually if the value of your shares is at least $4,000 ($10,000 if you elect monthly withdrawals).

     These withdrawals may constitute return of capital. The redemption of Fund shares pursuant to the Plan is a taxable event to you. The withdrawals do not represent a yield or a return on your investment and they may deplete or eliminate your investment. You have no assurance of receiving payment for any specific period because payments will terminate when all shares have been redeemed. The number of such payments will depend on the amount and frequency of each payment and the increase (or decrease) in value of the remaining shares.

     Distributions of income and realized capital gains will continue to be reinvested at net asset value. Additions to your account in which an election has been made to receive systematic withdrawals will be accepted only if each additional purchase is equal to at least one year's scheduled withdrawals or $1,200, whichever is greater. You may not have a "Systematic Withdrawal Plan" and a "Systematic Investment Plan" in effect at the same time.

     The Systematic Withdrawal Plan is voluntary, flexible and under your control and direction at all times, and does not limit or alter your right to redeem shares. You or the Fund may terminate the Plan at any time by written notification. Advisers bears the cost of operating the Plan.

                                      TAXATION

     The Fund qualified in its last fiscal year and intends to continue to qualify, as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Fund is not taxed on the income it distributes to its shareholders.

     Under the Code, the Fund is subject to a nondeductible excise tax for each calendar year equal to 4 percent of the excess, if any, of the amount required to be distributed over the amount distributed. However, the excise tax does not apply to any income on which the Fund pays income tax. In order to avoid the imposition of the excise tax, the Fund generally must declare dividends by the end of a calendar year representing at least 98 percent of the Fund's ordinary income for the calendar year.

     Under the Code, the Fund is required to withhold and remit to the U.S. Treasury 31% of dividend income on the accounts of certain shareholders who fail to provide a correct tax identification number, fail to certify that they are not subject to backup withholding, or are subject to backup withholding for some other reason.

     The foregoing is a general discussion of the Federal income tax consequences of an investment in the Fund as of the date of this Statement of Additional Information. Distributions from net investment income may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state, or local taxes.

                       UNDERWRITER AND DISTRIBUTION OF SHARES

     Pursuant to the Underwriting and Distribution Agreement, Investors has agreed to act as the principal underwriter for the Fund in the sale and distribution to the public of shares of the Fund, either through dealers or otherwise. Investors has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold. As compensation for its services, in addition to receiving its distribution fees pursuant to the Distribution Plan discussed above, Investors receives any contingent deferred sales charges on redemptions of Class B, Class C and Class H shares of the Fund, as set forth in the Prospectus. There is no initial sales charge paid by any class of Fund shares. The following tables set forth the amount of underwriting commissions paid by the Fund and the amount of such commissions retained by Investors.

                                   TOTAL UNDERWRITING COMMISSIONS
                         -----------------------------------------------------
                   Fiscal year ended    Fiscal year ended    Fiscal year ended
                  September 30, 1996   September 30, 1997   September 30, 1998
                  ------------------   ------------------   ------------------
Money  Fund                 $  3,631             $  7,928            $  28,739

                         UNDERWRITING COMMISSIONS RETAINED BY INVESTORS
                        ------------------------------------------------------
                   Fiscal year ended    Fiscal year ended    Fiscal year ended
                  September 30, 1996   September 30, 1997   September 30, 1998
                  ------------------   ------------------   ------------------
Money  Fund                 $  3,631             $  7,928            $  28,739

     Investors received the following compensation from each Fund during its most recent fiscal year.


                        Net        Compensation
                   Underwriting   on Redemptions
                   Discounts and        and        Brokerage       Other
                    Commissions    Repurchases    Commissions   Compensation
                   ------------   --------------  -----------   ------------
Money Fund                $  0         $  28,739         $  0           $  0

                                 YIELD INFORMATION

     The Fund may from time to time include its current yield in advertisements or in sales or other materials furnished to current or prospective shareholders. The Fund's current yield (calculated over a seven day period) is a percentage computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent. Effective yield (calculated over a seven-day period) is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                                                          365/7
               Effective Yield = [(Base Period Return + 1)       ] * 1

     The Fund also may quote annualized yield figures, calculated similarly to the above methods.

     For the seven-day period ended September 30, 1998, the Fund's annualized and effective yields for each class of shares were as follows:


                    Annualized Yield    Effective Yield
                    ----------------    ---------------
Class A Shares           4.77%               4.90%
Class B Shares           3.99%               4.00%
Class C Shares           4.01%               4.54%
Class H Shares           3.99%               4.00%

                                FINANCIAL STATEMENTS

     The audited financial statements as of September 30, 1998, as set forth in the Fund's Annual Report to Shareholders, are incorporated herein by reference. The audited financial statements are provided in reliance on the report of KPMG Peat Marwick LLP, 4200 Norwest Center, Minneapolis, MN 55402, independent auditors of the Fund, and given on the authority of such firm as experts in accounting and auditing.

                              OTHER SERVICE PROVIDERS

     U.S. Bank National Association, 601 Second Avenue South, Minneapolis, MN 55480 acts as custodian of the Fund's assets and portfolio securities. Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, MN 55402, is the independent General Counsel for the Fund. Advisers bears the costs of serving as the transfer agent and dividend-paying agent for the Fund.

                          LIMITATION OF DIRECTOR LIABILITY

     Under Minnesota law, each director of Fortis Money owes certain fiduciary duties to it and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director
(i) for any breach of the director's duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of Fortis Money limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such a liability cannot be limited as provided in the 1940 Act (which act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their role as directors).

     Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the 1940 Act and the rules and regulations adopted under such act.

                               ADDITIONAL INFORMATION

     The Fund has filed with the Securities and Exchange Commission, Washington, D.C. 20549, a Registration Statement under the Securities Act of 1933, as amended, with respect to the common stock offered hereby. The Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, certain parts of which are omitted in accordance with Rules and Regulations of the Commission. The Registration Statement may be inspected at the principal office of the Commission at 450 Fifth Street, N.W., Washington, D.C., and copies thereof may be obtained from the Commission at prescribed rates.

                                                                      APPENDIX A

                                 GLOSSARY OF TERMS

     Some of the terms used in this Statement of Additional Information are described below.

     OBLIGATIONS OF OR GUARANTEED BY, THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES. Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities which differ only in their interest rates, maturities, and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes generally have maturities of one to ten years, and Treasury bonds generally have maturities of more than ten years. Agencies of the U.S. Government which issue obligations include, among others, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Export-Import Bank of the United States, and the Tennessee Valley Authority. Obligations of instrumentalities of the U.S. Government include, among others, securities issued by the Farm Credit System, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks, and Federal National Mortgage Association. Some of these securities are supported by the full faith and credit of the U.S. Treasury, some are supported only by the credit of the issuer, while others are supported only by the right of the issuer to borrow from the Treasury.

     CERTIFICATES OF DEPOSIT are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 30 days to one year). Eurodollar C/Ds are issued by foreign branches of domestic banks, while Yankee C/Ds are issued by domestic branches of foreign banks.

     LETTERS OF CREDIT are issued by banks to businesses that use them to "support" their own notes that are sold to raise funds. The purpose of issuing the letter of credit is to assist the bank's customers in borrowing money, and the bank must pay under the letter of credit only if the customer defaults in repaying the borrowed money.

     BANKERS' ACCEPTANCES are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

     COMMERCIAL PAPER consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

     CORPORATE OBLIGATIONS are bonds and notes issued by corporations and other business organizations, in order to finance their long-term credit needs.

                                                                      APPENDIX B

                    COMMERCIAL PAPER AND CORPORATE BOND RATINGS

COMMERCIAL PAPER RATINGS

     STANDARD & POOR'S RATINGS SERVICES. Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. The Fund does not purchase commercial paper rated lower than "A-1." The "A-1" designation indicates that the degree of safety regarding timely payment is very strong. The "A-1+" rating is assigned to issues which meet either of the following criteria:

     1) The direct credit support of an issuer or guarantor that possesses excellent long-term financial operating and financial strengths combined with strong liquidity characteristics. Typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of "AA" - or higher; or

     2) The direct credit support of an issuer or guarantor that possesses above-average long-term fundamental operating and financial strengths combined with ongoing excellent liquidity characteristics.

     MOODY'S INVESTORS SERVICE, INC. Moody's commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Prime-1   Highest quality
     Prime-2   Higher quality
     Prime-3   High quality

CORPORATE BOND RATINGS

     STANDARD & POOR'S RATINGS SERVICES. Its ratings for corporate bonds include the following:

     Bonds rated "AAA" have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only in small degree.

     MOODY'S INVESTORS SERVICE, INC. Its ratings for corporate bonds include the following:

     Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Bonds rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

                                       Part C
                                     Money Fund
                                    a series of
                           Fortis Money Portfolios, Inc.

                                 OTHER INFORMATION

ITEM 23.  EXHIBITS
     THE FUND IS FILING OR INCORPORATING BY REFERENCE THE FOLLOWING EXHIBITS:

     (a).1 Articles of Amendment dated 9/8/94 and Amended and Restated Articles of Incorporation dated as of 9/9/94 *
     (a).2     Certification of Designation of Classes A, B, C & H dated
               10/31/94 *
     (b)       Amended and Restated Bylaws dated 1/31/92 *
     (c)       Instruments Defining Rights of Security Holders - not applicable
     (d)       Investment Advisory and Management Agreement dated 1/31/92 *
     (e)       Underwriting and Distribution Agreement dated 11/14/94 *
     (e).2     Dealer Sales Agreement (1)
     (e).3     Mutual Fund Supplement to Dealer Sales Agreement (1)
     (f)       Bonus or Profit Sharing Contracts -not applicable
     (g)       Custody Agreement dated 3/21/92 *
     (h)       Other Material Contracts - not applicable
     (i)       Legal Opinion - not applicable
     (j)       Consent of KPMG Peat Marwick LLP  *
     (k)       Omitted Financial Statements  - not applicable
     (l)       Initial Capital Agreements - not applicable
     (m)       Rule 12b-1 Plan  (2)
     (n)       Financial Data Schedule - not applicable
     (o)       Rule 18f-3 Plan  (3)

--------------------
(1) Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement of Fortis Income Portfolios, Inc. on Form N-1A filed with the Commission on December 1, 1998.
(2) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Fortis Worldwide Portfolios, Inc. on Form N-1A filed with the Commission on February 26, 1998.
(3) Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed with the Commission on January 31, 1996.
*    Filed herewith.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND
     THE FOLLOWING IS A LIST OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:

     No person is directly or indirectly controlled by or under common control with the

Registrant.

ITEM 25.   INDEMNIFICATION
     STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENTS OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE FUND IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON, OR UNDERWRITER FOR THEIR OWN PROTECTION.

     Paragraph 8(d) of the Registrant's Articles of Incorporation provides that the Registrant shall indemnify such person for such expenses and liabilities, in such manner, under such circumstances, and to the full extent permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations, or releases promulgated thereunder.

     The Registrant may indemnify its officers and directors and other "persons" acting in an "official capacity" (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of the Registrant, then such director generally may not be counted for the purposes of determining either the presence of a quorum or such director's eligibility to be indemnified.

     In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification:

     (a) has not received indemnification for the same conduct from any other party or organization;
     (b)  acted in good faith;
     (c)  received no improper personal benefit;
     (d) in the case of criminal proceedings, has no reasonable cause to believe the conduct was unlawful;
     (e) reasonably believed that the conduct was in the best interest of the Registrant, or in certain contexts, was not opposed to the best interest of the Registrant; and
     (f) had not otherwise engaged in conduct which precludes indemnification under either Minnesota or Federal law (including, without limitation, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in Section 17(h) and (i) of the Investment Company Act of 1940).

     ADVANCES. If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to the Registrant, to payment or reimbursement by the Registrant of reasonable expenses, including attorneys fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by the Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have been satisfied, and (b) after a determination that the facts then known to those making the determination would not preclude indemnification under 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

     UNDERTAKING. The Registrant undertakes that insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
     DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE THAT EACH INVESTMENT ADVISER, AND EACH DIRECTOR, OFFICER OR PARTNER OF THE ADVISER, IS OR HAS BEEN ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE.

     Information on the business of the Adviser, its directors and officers is
described in the Statement of Additional Information.   The following officers
are not listed in the Statement of Additional Information:

                                                  Other
                                                  Business/Employment
Name                     Position with Adviser    During Past Two Years
----                     ----------------------   -------------------------
Michael D. O'Connor      Qualified Plan Officer   Qualified Plan Officer of
                                                  Fortis Benefits Insurance
                                                  Company
David C. Greenzang       Money Market Portfolio   Debt securities manager with
                           Officer                Fortis, Inc.

ITEM 27.  PRINCIPAL UNDERWRITERS
(a) STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE FUND) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING THE FUND'S SECURITIES ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR, OR INVESTMENT ADVISER.

     Investors also acts as the principal underwriter for: Fortis Advantage Portfolios, Inc.,

Fortis Equity Portfolios, Inc., Fortis Income Portfolios, Inc., Fortis Tax Free Portfolios, Inc., Fortis Securities, Inc., Fortis Series Fund, Inc., Fortis Worldwide Portfolios, Inc., Fortis Growth Fund, Inc., Variable Account C of Fortis Benefits Insurance Company and Variable Account D of Fortis Benefits Insurance Company.

(b) PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR EACH DIRECTOR, OFFICER, OR PARTNER OF EACH PRINCIPAL UNDERWRITER NAMED IN RESPONSE TO ITEM 20.

     In addition to those listed in the Statement of Additional Information with respect to Investors, the following are also officers of Investors. The principal business address of each individual is 500 Bielenberg Drive, Woodbury, Minnesota 55125.


 Name and Principal      Positions and Offices          Positions and Offices
  Business Address         with Underwriter                  with Fund
----------------------   --------------------------     ---------------------
 Carol M. Houghtby       Director, Vice President &     None
                           Treasurer
 Roger W. Arnold         Senior Vice President          None
 Peter M. Delehanty      Senior Vice President          None
 John E. Hite            Vice President & Secretary     None

(c) PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED, DIRECTLY OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON.

     Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS
     STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PHYSICAL POSSESSION OF EACH ACCOUNT, BOOK, OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY SECTION 31(a) AND THE RULES UNDER THAT SECTION.

     The physical possession of the accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 to 3la-3 promulgated thereunder is maintained by the Registrant at Fortis Advisers, Inc., 500 Bielenberg Drive, Woodbury, MN 55125.

ITEM 29.  MANAGEMENT SERVICES
     PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY MANAGEMENT-RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM FOR THE FUND FOR THE LAST THREE FISCAL YEARS.

     All contracts were discussed in Part A or B.

ITEM 30.  UNDERTAKINGS

(a) IN INITIAL REGISTRATION STATEMENTS FILED UNDER THE SECURITIES ACT, PROVIDE AN UNDERTAKING TO FILE AN AMENDMENT TO THE REGISTRATION STATEMENT WITH CERTIFIED FINANCIAL STATEMENTS SHOWING THE INITIAL CAPITAL RECEIVED BEFORE ACCEPTING SUBSCRIPTIONS FROM MORE THAN 25 PERSONS IF THE FUND INTENDS TO RAISE ITS INITIAL CAPITAL UNDER SECTION 14(a)(3).

     Not applicable.

(b) Each recipient of a prospectus of any series of the Registrant may request the latest Annual Report of such series, and such Annual Report will be furnished by the Registrant without charge.

(c) Registrant represents that it is relying on a No-Action Letter (IDS Financial Services, June 20, 1986) and that it has complied with the provisions of paragraphs (a) - (d) of such No-Action Letter.

                                      SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Woodbury and State of Minnesota on the 29th day of January 1999.

                                        FORTIS MONEY PORTFOLIOS, INC.
                                         (Registrant)

                                        By  /s/ Dean C. Kopperud
                                            --------------------------------
                                            Dean C. Kopperud, President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Dean C. Kopperud       President (principal             January 29, 1999
-----------------------    executive officer)
Dean C. Kopperud

/s/ Tamara L. Fagely       Treasurer (principal financial   January 29, 1999
-----------------------    and accounting officer)
Tamara L. Fagely

Richard D. Cutting*        Director

Allen R. Freedman*         Director

Robert M. Gavin*           Director

Benjamin S. Jaffray*       Director

Jean L. King*              Director

Edward M. Mahoney*         Director

Robb L. Prince*            Director

Leonard J. Santow*         Director

Noel S. Shadko             Director

Joseph M. Wikler*          Director

*By  /s/ Dean C. Kopperu                                    January 29, 1999
    -------------------------------
    Dean C. Kopperud, Attorney-in-Fact